UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Address of Principal Executive Offices)   (Zip Code)

Thomas P. Dupree
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Name and address of agent for service)

Registrant's Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end:  June 30, 2009

Date of reporting period:  July 1, 2008 through June 30, 2009

Item 1.  Report to Stockholders

DUPREE MUTUAL FUNDS

June 30, 2009
ANNUAL REPORT
TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund's investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds.  Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;
Intermediate Government Bond Series in 1992;
Tennessee Tax-Free Income Series in 1993;
Tennessee Tax-Free Short-to-Medium Series in 1994;
North Carolina Tax-Free Income Series in 1995;
North Carolina Tax-Free Short-to-Medium Series in 1995;
Alabama Tax-Free Income Series in 2000, and
Mississippi Tax-Free Income Series in 2000.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry.  Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% "no-load" municipal bond funds available in those states.  No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one:  to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we're doing.

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	i
Sector Allocation of Funds	vi
Performance Comparison/Performance Graphs	ix

Financial Statements
Alabama Tax-Free Income Series	1
Kentucky Tax-Free Income Series	5
Kentucky Tax-Free Short-to-Medium Series	11
Mississippi Tax-Free Income Series	15
North Carolina Tax-Free Income Series	19
North Carolina Tax-Free Short-to-Medium Series	23
Tennessee Tax-Free Income Series	27
Tennessee Tax-Free Short-to-Medium Series	31
Intermediate Government Bond Series	34
Notes to Financial Statements	37
Report of Independent Registered Public Accounting Firm	46
Other Unaudited Information	47
Schedule of Shareholder Expenses	49

Management’s Discussion of Fund Performance:	(Unaudited)
Twelve Months Ended June 30, 2009 1

The investment objective of our municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objective of our government bond fund is to provide a high level of stable income derived from securities of the U.S. government and its agencies without incurring undue risk to principal.

This report covers the 12-month period from June 30, 2008 through June 30, 2009 (the “reporting period”). The U.S. economy weakened significantly in the second half of 2008 as the financial and economic strains associated with the end of the housing boom intensified. Economic growth, as measured by the real gross domestic product (GDP), declined at a 0.5% annualized rate during the third quarter of 2008; however, economic activity dropped sharply in late 2008 with real GDP declining at a 6.3% annualized rate during the fourth quarter of 2008. The sharp drop-off in economic activity was accompanied by tightening credit conditions, declining asset prices, and rising unemployment.

A weakening U.S. economy and extreme volatility in financial markets led to a broad loss of confidence in the financial sector.  In September, the U.S. government placed the government-sponsored enterprises Fannie Mae and Freddie Mac into conservatorship and Lehman Brothers filed for bankruptcy.  The Federal Reserve and the U.S. Treasury also agreed to provide substantial liquidity to the insurance company AIG to keep it from failing.  In October, Congress enacted the Emergency Economic Stabilization Act of 2008 which, among other things, authorized the creation of the Troubled Asset Relief Program (TARP).  TARP authorized the U.S. Treasury to purchase or insure up to $700 billion of troubled assets from financial institutions in order to strengthen the financial sector.

The deteriorating economy also led to a broad loss of business and consumer confidence.  The collapse in confidence led to a severe liquidity squeeze in financial markets in September and October which resulted in steep decline in the prices of nearly all assets including municipal bonds.  Against this backdrop, risk-averse investors flocked to the relative safety of U.S. Treasury securities which caused yields on those securities to plummet.  At the same time, yields on high-grade municipal bonds peaked in mid-October and December as liquidity concerns and institutional selling pressures mounted.

The Federal Reserve and the Treasury implemented a variety of policy measures during the second half of 2008 aimed at increasing liquidity and stabilizing financial markets.  These policy measures included a target fed funds rate of 0 to ¼ percent, direct purchases of agency debt and agency mortgage-backed securities, capital injections into the banking system through purchases of preferred shares, and other programs offering government guarantees or backstops. These policy measures helped restore a degree of stability to financial markets.

The economic slowdown continued into 2009.  Real GDP declined at a 6.4% annualized rate during the first quarter of 2009 and declined at a 1.0% annualized rate (advance estimate) during the second quarter of 2009.  Conditions in the labor market deteriorated with the downturn in the economy.  The national unemployment rate increased steadily and ended the reporting period at 9.5%.  By the end of the reporting period, more than one quarter of American states had unemployment rates higher than 10%.  Key measures of inflation declined during the first half of 2009 as steep declines in the prices of energy and other commodities reduced inflationary pressures.  Inflation expectations also remained subdued during the first half of 2009.

State fiscal conditions deteriorated over the past twelve months as both income and corporate tax revenues declined substantially in most states.  States relying on sales tax collections also experienced significant declines in revenue during the reporting period.  The lower-than-expected revenue collections led to significant budget cuts in the five states (Alabama, Mississippi, Kentucky, North Carolina, and Tennessee) where we offer municipal bond funds.

In February, Congress enacted the American Recovery and Reinvestment Act of 2009 (ARRA) to provide fiscal relief to state and local governments.  The legislation includes a variety of measures totaling $787 billion.  Approximately $250 billion of this has been set aside for state and local governments to assist with state budgets and for investments in infrastructure.  A large portion of the federal stimulus money flowing to states is earmarked for Medicaid assistance.  Most states expect budget problems to continue at least through 2011, so many states are planning to time the use of federal stimulus dollars so that the funds will be available over a three year period which the federal law allows.

i

Yields of municipal bonds peaked in mid-October and December of 2008.  However, the municipal bond market staged an impressive rally during the first half of 2009 as retail and institutional demand rebounded with yields declining during the first six months of 2009.  Demand for municipal bonds increased as the municipal bond sector became an asset class of choice for assets being redeployed from the stock market and low-yielding taxable investments. In April 2009, the U.S. Treasury released enabling regulations for the Build America Bonds (BAB) program that was created by the ARRA.  The BAB program permits state and local governments to sell taxable bonds with the issuer receiving direct payments from the U.S. Treasury equal to 35% of the interest on the bonds for the life of the debt.  Strong demand for taxable BABs during the second quarter significantly reduced the supply of tax-exempt bonds which lowered yields and increased prices for municipal bonds.

Notwithstanding unprecedented volatility in financial markets, our eight single-state municipal bond funds and our government bond fund performed well during the reporting period.  Our strategy of buying only high quality investment grade bonds and holding on to them served us well during this extremely volatile period.  A brief discussion of the performance of each of our funds is provided below.

The Kentucky Tax-Free Income Series provided shareholders a total return of 5.65% for the one year period ending June 30, 2009.  This performance compared favorably with the fund’s comparative index, the BarCap Municipal Bond Index, which had a total return of 3.77% for the same period.  The Kentucky Tax-Free Income Series held large positions in water and sewer revenue bonds, state appropriation supported bonds, and pre-refunded bonds all of which helped the fund outperform the index during the reporting period.

The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 5.02% during the period under review compared with a total return of 3.77% for the BarCap Municipal Bond Index. The fund benefited from a shorter average effective maturity than the index.  During this high volatility reporting period, the prices of bonds with shorter maturities fluctuated less than the prices of bonds with longer maturities.

Like most states, Kentucky’s economic growth slowed during the reporting period. The state’s real gross domestic product (GDP) for 2008 contracted at an annual rate of 0.1% compared with real GDP growth of 0.7% at the national level.  The state’s annual average unemployment rate through the end of June stood at 10.9% compared with the national average of 9.5%.  The preliminary estimate of 2008 per capita income in Kentucky was $29,740 compared with the national average of $37,899, ranking 43rd in the nation.

Kentucky has historically relied on a large manufacturing sector.  The manufacturing sector in Kentucky, which includes the automotive industry, lost nearly 40,000 jobs since June 2008. Ongoing woes in the housing sector also led to substantial job losses in the construction industry.   The information and business services sectors also contracted with the downturn in the economy.  On a positive note, the educational and health services sector added a number of jobs during the reporting period.

Kentucky continues to be one of the largest coal exporting states.  Employment in the mining sector was one of the few bright spots for the state. The state has continued to attract high-tech companies and recently has expanded its efforts to attract businesses focusing on alternative fuels and renewable energy.  The Commonwealth’s appropriation supported debt was rated Aa2 by Moody’s and AA- by Standard & Poor’s as of June 30, 2009.

The Tennessee Tax-Free Income Series provided shareholders with a total return of 3.40% for the twelve month period ending June 30, 2009, compared with a total return of 3.77% for the BarCap Municipal Bond Index for the same period. The fund underperformed the index in part due to certain bond insurer credit rating downgrades, which caused the market value of some insured bonds in the portfolio to decline.  This negatively impacted the fund’s total return during the reporting period.

The Tennessee Tax-Free Short-to-Medium Series had a total return of 5.31% for the period under review compared with a total return of 3.77% for the BarCap Municipal Bond Index for the same period. The fund benefited from a shorter average effective maturity than the index.  During this high volatility reporting period, the prices of bonds with shorter maturities fluctuated less than the prices of bonds with longer maturities.

Tennessee’s economy has suffered along with the national economy. The state’s real GDP for 2008 grew at an annual rate of 0.5% compared with the national average of 0.7%.  The state’s annual unemployment rate at the end of the reporting period was 10.8% which was above the national average of 9.5%. The preliminary estimate of 2008 per capita income in Tennessee was $33,825 compared with the national average of $37,899, ranking 30th in the nation.

Labor market conditions deteriorated substantially in the state during the reporting period.  Job losses were broad based across the state and included declines in employment in the manufacturing, construction, professional services, financial services, and the travel and leisure sectors. Tennessee experienced a sharp downturn in the housing sector which has resulted in lower housing prices and significantly diminished construction activity.  Growth in personal income slowed during the reporting period as jobs have contracted.  As income growth has weakened, so too have taxable sales and sales tax collections. Nominal taxable sales were down 1.6% for all of 2008, compared to growth of 4.1% in 2007.  Tennessee’s general obligation (G.O.) bonds were rated Aa1 by Moody’s and AA+ by Standard & Poor’s as of June 30, 2009.

The North Carolina Tax-Free Income Series provided shareholders with a total return of 4.83% for the twelve month period ending June 30, 2009.  This performance compared favorably with the fund’s comparative index, the BarCap Municipal Bond Index, which had a total return of 3.77% for the same period.  The fund outperformed the index in part due to strong performance of the fund’s largest holdings which included bonds issued by the City of Charlotte, the North Carolina Infrastructure Finance Corporation, and the North Carolina Eastern Municipal Power Agency.

The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 5.04% for the period under review compared with a total return of 3.77% for the BarCap Municipal Bond Index for the same period.  The fund benefited from a shorter average effective maturity than the index.  During this high volatility reporting period, the prices of bonds with shorter maturities fluctuated less than the prices of bonds with longer maturities.

North Carolina’s economy also slowed in response to the slowdown in the national economy.  The state’s real GDP for 2008 grew at an annual pace of 0.1% which was slightly lower than the national average of 0.7%.  The state’s annual average unemployment rate though the end of June was 11.0% compared with the national average of 9.5%.  The preliminary estimate of 2008 per capita income in North Carolina was $35,719 compared with the national average of $37,899, ranking 25th in the nation.

Recessionary conditions pressured the manufacturing, construction, and financial services sectors in North Carolina during the reporting period.  Although manufacturing has declined in importance in recent years, the state still relies on a strong manufacturing base which accounts for approximately 12.6% of its employment base.  The manufacturing sector has shed a significant number of jobs during this economic downturn. The professional services and financial services sectors have also been negatively impacted by the recession.

General economic weakness and a tightening in credit conditions led to a substantial slowdown in construction activity.  However, housing prices in the state have held up relatively well during the economic downturn as the state has not experienced a tremendous rise and subsequent decline in housing prices as in California, Nevada, and Florida. The housing market has been supported by strong population growth in the state.  With an attractive climate and diverse geography, the state has continued to have a steady inflow of young educated workers and retirees.  Population growth has averaged about two percent each year during the past few years.  North Carolina’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2009.

The Alabama Tax-Free Income Series provided shareholders with a total return of 3.95% for the twelve month period ending June 30, 2009.  This performance compared favorably with the fund’s comparative index, the BarCap Municipal Bond Index, which returned 3.77% for the same period. The fund held no Jefferson County, AL securities during the reporting period. Approximately $1 million of Birmingham, AL bonds were sold from the portfolio during the reporting period due to concerns of spillover effects from Jefferson County.  These sales slightly reduced total return for the year, but better positioned the fund going forward.

Alabama’s economy fell into recession somewhat later than the official U.S. date of December 2007. However, the state has faced the same challenges as the rest of the nation.  Slowdowns in consumer and business spending, tightened lending conditions, and a weak housing sector have negatively impacted both output and employment across Alabama. The state’s real GDP for 2008 grew at an annual rate of 0.7% matching the national average of 0.7%.  The state’s annual average unemployment rate through the end of June stood at 10.1% which exceeded the national average of 9.5%.  The preliminary estimate of 2008 per capita income in Alabama was $29,411 compared with the national average of $37,899, ranking 44th in the nation.

The labor market in Alabama began to deteriorate in June 2008 and the unemployment rate steadily increased during the reporting period.  Alabama’s manufacturing sector has been hit hard by the recession.  The automotive industry has suffered as consumers postponed purchases of new automobiles which led to significant job losses in the motor vehicle and parts manufacturing sectors.  The service sector has also been negatively impacted by the recession with service-providing businesses shedding a number of jobs. Tourism and aerospace continue to be major industries in the state.  Alabama’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2009.

The Mississippi Tax-Free Income Series had a total return of 3.72% for the twelve months ending June 30, 2009, compared with a total return of 3.77% for the BarCap Municipal Bond Index.  The fund saw strong performance from general obligation bonds issued by the State of Mississippi. A number of the smaller, thinly-traded issues held in the fund did not perform as well during the reporting period. The combination of these two phenomena resulted in performance approximately in line with the index.

Like the other states mentioned above, Mississippi’s economy has also been negatively impacted by the recession. The state’s real GDP for 2008 grew at an annual rate of 1.7% which outpaced the national average of 0.7%.  The state’s annual average unemployment rate through the end of June was 9.0% compared with the national average of 9.5%.  The preliminary estimate of 2008 per capita income in Mississippi was $24,403 compared with the national average of $37,899, ranking 50th in the nation.

The state’s manufacturing sector continued to contract with the manufacturing sector suffering close to a 10% drop in employment during the reporting period.  The transportation equipment, furniture, and wood products industries suffered the greatest job losses over the past twelve months.  Although a number of construction projects related to hurricane Katrina are still ongoing, the pace of construction slowed considerably during the reporting period.  Gaming revenues, both on the coast and on the Mississippi River, declined as state gaming taxes came in below estimates. The housing sector in Mississippi followed the downturn in the national housing market with the state experiencing a significant decline in the issuance of residential building permits. The state’s G.O. bonds were rated Aa3 by Moody’s and AA by Standard & Poor’s as of June 30, 2009.

The Intermediate Government Bond Series had a total return of 5.99% for the twelve month period ending June 30, 2009, compared with a total return of 6.42% for the BarCap U.S. Government Intermediate Bond Index for the same period. The fund slightly underperformed the index primarily due to the index’s substantial weighting in U.S. Treasuries.  Typically, agency debt such as that held in the Intermediate Government Bond Series is considered a safe haven in troubled times.  However, because of the unprecedented volatility experienced in financial markets during the reporting period, risk-averse investors turned primarily to U.S. Treasuries.  Accordingly, most agency-only portfolios such as the Intermediate Government Bond Series underperformed the benchmark index.

It should be noted that index information is provided for reference only.  No index can perfectly match the investments that make up a fund’s portfolio.  In making investment decisions for our portfolios we do not attempt to track indices.  The BarCap Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds.  Indices such as the BarCap Municipal Bond Index and the BarCap U.S. Government Intermediate Bond Index do not take into account any operating expenses or transaction costs.  An investment cannot be made directly in an index.

1   Data are from the U.S. Department of Commerce Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable.  Some of the quoted data are preliminary in nature and may be subject to revision.  Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2009.  They are not guarantees of performance or investment results and should not be taken as investment advice.
Past performance is not a guarantee of future performance.

v

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Kentucky Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	26.18%
Aa/AA	56.66%
A	13.61%
Baa/BBB	2.49%
Not Rated	1.06%
100.00%

COMPOSITION	% of Net Assets
Prerefunded	7.94%
General Obligation	0.89%
Lease Revenue	10.61%
Municipal Utility Revenue	1.54%
Hospital and Healthcare Revenue	1.64%
State and Local Mortgage Revenue	2.80%
University Consolidated Education and Building Revenue	0.70%
Public Facilities Revenue	0.94%
Insured Municipal	66.53%
Escrowed to Maturity	5.26%
Other Assets Less Liabilities	1.15%
100.00%

Kentucky Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	22.34%
Aa/AA	71.59%
A	4.96%
Baa/BBB	0.00%
Not Rated	1.11%
100.00%

COMPOSITION	% of Net Assets
Prerefunded	8.85%
General Obligation	4.59%
Certificates of Participation	1.30%
Lease Revenue	15.66%
Municipal Utility Revenue	3.55%
Hospital and Healthcare Revenue	2.62%
State and Local Mortgage Revenue	3.76%
Insured Municipal	56.32%
Escrowed to Maturity	1.09%
Other Assets Less Liabilities	2.26%
100.00%

Alabama Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	33.15%
Aa/AA	26.30%
A	23.96%
Baa/BBB	11.66%
Not Rated	4.93%
100.00%

COMPOSITION	% of Net Assets
General Obligation	7.12%
Prerefunded	1.00%
Lease Revenue	1.77%
Industrial Revenue	0.70%
Hospital and Healthcare Revenue	0.34%
University Consolidated Education and Building Revenue	4.52%
Public Facilities Revenue	1.46%
Insured Municipal	81.14%
Other Assets Less Liabilities	1.95%
100.00%

Mississippi Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	10.55%
Aa/AA	39.68%
A	27.26%
Baa/BBB	18.91%
Not Rated	3.60%
100.00%

COMPOSITION	% of Net Assets
General Obligation	9.28%
Prerefunded	2.36%
University Consolidated Education and Building Revenue	1.02%
Insured Municipal	83.94%
Escrowed to Maturity	1.10%
Other Assets Less Liabilities	2.30%
100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Tennessee Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	15.00%
Aa/AA	49.64%
A	23.30%
Baa/BBB	10.05%
Not Rated	2.01%
100.00%

COMPOSITION	% of Net Assets
Prerefunded	2.28%
General Obligation	12.77%
Lease Revenue	6.26%
Hospital and Healthcare Revenue	8.97%
State and Local Mortgage Revenue	5.01%
University Consolidated Education and Building Revenue	1.84%
Insured Municipal	60.04%
Escrowed to Maturity	1.29%
Other Assets Less Liabilities	1.54%
100.00%

Tennessee Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	16.46%
Aa/AA	60.08%
A	15.19%
Baa/BBB	8.27%
100.00%

COMPOSITION	% of Net Assets
General Obligation	8.11%
Lease Revenue	9.20%
Municipal Utility Revenue	1.92%
Hospital and Healthcare Revenue	1.13%
State and Local Mortgage Revenue	3.75%
Insured Municipal	73.93%
Other Assets Less Liabilities	1.96%
100.00%

North Carolina Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	24.60%
Aa/AA	41.67%
A	25.51%
Baa/BBB	7.34%
Not Rated	0.88%
100.00%

COMPOSITION	% of Net Assets
Prerefunded	1.49%
General Obligation	0.87%
Certificates of Participation	17.77%
Lease Revenue	2.69%
Municipal Utility Revenue	3.03%
Hospital and Healthcare Revenue	1.63%
State and Local Mortgage Revenue	0.28%
University Consolidated Education and Building Revenue	0.77%
Insured Municipal	69.13%
Escrowed to Maturity	0.52%
Other Assets Less Liabilities	1.82%
100.00%

North Carolina Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	28.98%
Aa/AA	45.68%
A	20.86%
Baa/BBB	1.10%
Not Rated	3.38%
100.00%

COMPOSITION	% of Net Assets
General Obligation	6.31%
Certificates of Participation	14.80%
Lease Revenue	3.44%
Hospital and Healthcare Revenue	8.23%
State and Local Mortgage Revenue	1.08%
University Consolidated Education and Building Revenue	1.77%
Insured Municipal	63.42%
Other Assets Less Liabilities	0.95%
100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Intermediate Government Bond Series

CREDIT QUALITY	% of Net Assets at Market	COMPOSITION	% of Net Assets
Aaa/AAA	100.00%	Federal Farm Credit	16.18%
		Federal Home Loan Bank	47.13%
		Federal Home Loan Mortgage	13.69%
		Federal National Mortgage Association	15.66%
		Student Loan Marketing Association	4.58%
		Investment Fund	1.57%
		Other Assets Less Liabilities	1.19%
			100.00%

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index.  The comparisons are made over ten years or since the inception of the series, if shorter than ten years.  Results are for the fiscal years ended June 30.

Alabama Tax-Free Income Series

Since January 1, 2000

$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Jan-00
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dates
Alabama Tax-Free Income Series
BarCap Municipal Bond Index
Alabama Tax-Free Income Series
Average Annual Total Return
One Year 3.95%
Five Years 4.07%
Since 01/01/2000 5.97%

Kentucky Tax-Free Income Series

Since June 30, 1999

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Dollars
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dates
Kentucky Tax-Free Income Series
BarCap Municipal Bond Index

Kentucky Tax-Free Income Series
Average Annual Total Return

One Year	Five Years	Ten Years
5.65%	4.14%	4.54%

Kentucky Tax-Free Short-To-Medium Series

Since June 30, 1999

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Dollars
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dates
Kentucky Tax-Free Short-to-Medium Series
BarCap Municipal Bond Index

Kentucky Tax-Free Short-to- Medium Series Average Annual Total Return		
One Year	Five Years	Ten Years
5.02%	3.07%	3.58%

Mississippi Tax-Free Income Series

Since January 1, 2000

Dollars
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Jan-00
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dates
Mississippi Tax-Free Income Series
BarCap Municipal Bond Index
Mississippi Tax-Free Income Series Average Annual Total Return
One Year 3.72%
Five Years 3.68%
Since 01/01/2000 5.62%

North Carolina Tax-Free Income Series

Since June 30, 1999

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Dollars
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dates
North Carolina Tax-Free Income Series
BarCap Municipal Bond Index
North Carolina Tax-Free Income Series
Average Annual Total Return
One Year 4.83%
Five Years 3.79%
Ten Years 4.36%

North Carolina Tax-Free Short-to-Medium Series

Since June 30, 1999

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Dollars
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dates
North Carolina Tax-Free Short-to-Medium Series
BarCap Municipal Bond Index
North Carolina Tax-Free Short-to-Medium Series
Average Annual Total Return
One Year 5.07%
Five Years 2.99%
Ten Years 3.79%

Tennessee Tax-Free Income Series

Since June 30, 1999

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Dollars
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dates
Tennessee Tax-Free Income Series
BarCap Municipal Bond Index
Tennessee Tax-Free Income Series
Average Annual Total Return
One Year 3.40%
Five Years 3.57%
Ten Years 4.25%

Tennessee Tax-Free Short-to-Medium Series

Since June 30, 1999

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Dollars
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dates
Tennessee Tax-Free Short-to-Medium Series
BarCap Municipal Bond Index

Tennessee Tax-Free Short-to-Medium Series Average Annual Total Return		
One Year	Five Years	Ten Years
5.31%	2.88%	3.53%

Intermediate Government Bond Series

Since June 30, 1999

$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Dollars
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dates
Intermediate Government Bond Series
BarCap U.S. Government Bond Intermediate Index
Intermediate Government Bond Series
Average Annual Total Return
One Year
Five Years
Ten Years
5.99%
5.15%
5.83%

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions.  No index can perfectly match the investments that make up a fund's portfolio.  For each series, we have chosen an index that we believe gives the most accurate picture of how the series performed during the reporting period.  The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation.  For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality.  On the other hand, the fund’s performance reflects not only these factors but management costs as well.  Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please note that all legacy Lehman Brothers benchmark indices were rebranded as Barclays Capital (“BarCap”) indices in November 2008.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
June 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
81.14% of Net Assets
AL Agriculture & Mechanical University Revenues Refunding	5.000%	11/01/2024	Baa1	$150,000	$143,033
AL Drinking Water Finance Authority Revolving Fund Loan	4.750	08/15/2027	BBB*	75,000	70,981
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	225,000	225,055
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*/AA@	500,000	502,235
AL State Board Education Bishop State Community College	4.600	01/01/2021	A2	100,000	100,192
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A2	450,000	460,710
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	A2/A*	50,000	51,405
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	A2/A*	150,000	148,802
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	BBB*	50,000	50,873
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	BBB*	170,000	164,365
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	BBB*	130,000	130,592
Alexander City AL Warrants	4.700	05/01/2021	Baa1/A*	200,000	190,040
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa3/AA+*	260,000	262,292
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2027	Aa3/AAA*/AA+@	300,000	311,913
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa2/AA+*	295,000	304,408
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	174,766
Daphne AL Warrants	5.000	04/01/2023	A1/A+*	250,000	261,788
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	Baa1/A*/A@	260,000	247,213
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AAA*/AA+@	190,000	198,453
Enterprise AL Water General Obligation	5.000	10/01/2019	BBB*	55,000	58,059
Enterprise AL Water General Obligation	5.000	10/01/2023	BBB*	450,000	466,353
Gadsden AL Warrants - Series B	4.600	08/01/2022	NR	100,000	101,400
Homewood AL Educational Building Authority Revenue Samford	5.000	12/01/2034	A2	200,000	185,870
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	A1/AA-*	35,000	35,564
Hoover AL Board of Education Capital Outlay Warrants	4.750	02/15/2024	Aa3/AAA*/AA+@	250,000	254,430
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aa1/AAA*	200,000	203,376
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	A2/AA*	100,000	93,500
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa2/AA*	375,000	382,699
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	NR	20,000	15,440
Huntsville AL Public Educational Building	6.050	06/01/2020	NR	150,000	96,819
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa2/AAA*/AA+@	300,000	304,257
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AAA*	350,000	351,152
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Baa1/A*	30,000	28,761
Lee County AL School Warrants	5.000	02/01/2018	A1	100,000	104,359
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	A1	75,000	77,454
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	NR	275,000	268,117
Linden AL Warrants	5.250	06/01/2023	BBB-*	25,000	25,207
Madison AL Refunding Warrants	5.000	04/01/2021	Aa3/AAA*/AA+@	200,000	213,068
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa2/AAA*	400,000	403,024
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Baa1	35,000	33,573
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aa3/AA-*	50,000	51,781
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa3/AAA*/AA+@	250,000	260,110
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa3/AA-*	150,000	151,514
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	A2	100,000	101,088
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	A2/BBB*	250,000	248,645
Phenix City AL Schools Warrants Series B	5.000	08/01/2024	A+*	200,000	203,653
Roanoke AL Warrants	4.450	05/01/2020	BBB*	150,000	153,198
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AAA*/AA+@	50,000	49,759
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	A2/A+*	300,000	303,339
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	85,675
Trussville AL Warrants	4.800	10/01/2021	A1	85,000	86,828
Tuscaloosa AL Warrants	5.150	07/01/2026	Aa2/AA+*	250,000	259,597
Tuscaloosa AL Warrants	5.200	07/01/2031	Aa2/AA+*	100,000	102,390
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa3/AAA*/AA+@	150,000	151,724
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AAA*	150,000	165,261
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AAA*	100,000	110,124
University of AL General Revenue - Series A	5.000	07/01/2034	Aa3/AA-*/AA-@	350,000	351,533
University of AL General Revenue Series A	5.000	07/01/2028	Aa3/AA-*/AA-@	325,000	333,489
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	A1	370,000	383,623
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AAA*/AA+@	300,000	317,406
					11,572,335
GENERAL OBLIGATION BONDS
7.12% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa2/AA*	30,000	30,624
AL State - Series B	5.000	06/01/2021	Aa2/AA*	30,000	30,449
AL State - Series A	4.625	09/01/2022	Aa2/AA*	100,000	103,876
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	44,274
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	15,244
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	614,278
Tuscaloosa AL Warrants Series A	5.000	10/15/2034	Aa2/AA+*	175,000	177,245
					1,015,990

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
June 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.52% of Net Assets
AL State Public School & College Authority Capital	5.000%	12/01/2025	Aa2/AA*	$450,000	$467,523
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa3/AA-*	50,000	53,063
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Baa1	120,000	124,043
					644,629
LEASE REVENUE BONDS
1.77% of Net Assets
University of Alabama General Revenue Series A	5.000	07/01/2034	Aa3/AA-*	250,000	252,890
					252,890
PUBLIC FACILITIES REVENUE BONDS
1.46% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa2/AA*	190,000	197,858
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,106
					207,964
PREREFUNDED BONDS
1.00% of Net Assets
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA+*	10,000	10,358
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	A+*	30,000	32,693
Phenix City AL School Warrants	5.450	08/01/2016	A+*	10,000	10,692
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	A3	10,000	10,668
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aa3/AA-*	25,000	25,332
University AL University Revenue Hospital - Series A	5.400	09/01/2013	A*	50,000	53,191
					142,934
INDUSTRIAL REVENUE BONDS
.70% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	76,907
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	B-*	25,000	22,686
					99,593
HOSPITAL AND HEALTHCARE REVENUE BONDS
.34% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Baa1	50,000	48,227
					48,227

Total Investments (cost $14,143,957)(See (a) below for further explanation) 98.05% of Net Assets					$13,984,562

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$117,850
Unrealized depreciation	(277,245)
Net unrealized depreciation	$(159,395)

Other Information
The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value.  The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	13,984,562
Level 3	Significant Unobservable Inputs	—
$13,984,562

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

ASSETS:
Investments in securities, at value (Cost: $14,143,957)		$13,984,562
Cash		113,572
Interest receivable		215,625
Prepaid expenses		182
Total assets		14,313,941
LIABILITIES:
Payable for:
Distributions to shareholders	42,833
Investment advisory fee	1,501
Transfer agent fee	970
Accrued expenses	6,970
Total liabilities		52,274
NET ASSETS:
Capital		14,507,299
Net accumulated realized loss on investment transactions		(86,237)
Net unrealized depreciation in value of investments		(159,395)
Net assets at value		$14,261,667
NET ASSET VALUE, offering price and redemption price per share ($14,261,667 -:- 1,251,241 shares outstanding; unlimited number of shares authorized; no par value)		$11.40

STATEMENT OF OPERATIONS
For the year ended June 30, 2009

Net investment income:
Interest income	$625,519
Expenses:
Investment advisory fee	68,188
Transfer agent fee	20,456
Custodian expense	4,118
Professional fees	4,301
Trustee fees	1,581
Other expenses	16,110
Total expenses	114,754
Fees waived by Adviser	(49,789)
Custodian expense reduction	(3,600)
Net expenses	61,365
Net investment income	564,154
Realized and unrealized loss on investments:
Net realized loss	(59,553)
Net change in unrealized appreciation/depreciation	(37,270)
Net realized and unrealized loss on investments	(96,823)
Net increase in net assets resulting from operations	$467,331

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2009 and 2008

	2009	2008
Increase in net assets:
Operations:
Net investment income	$564,154	$494,363
Net realized loss on investments	(59,553)	(16,730)
Net change in unrealized appreciation/depreciation	(37,270)	(150,480)
Net increase in net assets resulting from operations	467,331	327,153
Distributions from capital gains	-	(23,016)
Distributions from net investment income	(564,154)	(494,363)
Net fund share transactions (Note 4)	821,024	1,917,363
Total increase	724,201	1,727,137
Net assets:
Beginning of year	13,537,466	11,810,329
End of year	$14,261,667	$13,537,466

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$11.43	$11.59	$11.52	$11.91	$11.45
Income from investment operations:
Net investment income	0.46	0.46	0.47	0.47	0.48
Net gains/(losses) on securities, both realized and unrealized	(0.03)	(0.14)	0.07	(0.39)	0.46
Total from investment operations	0.43	0.32	0.54	0.08	0.94
Less distributions:
Distributions from capital gains	-	(0.02)	-	-	-
Distributions from net investment income	(0.46)	(0.46)	(0.47)	(0.47)	(0.48)
Net asset value, end of year	$11.40	$11.43	$11.59	$11.52	$11.91
Total return	3.95%	2.84%	4.70%	0.65%	8.36%
Net assets, end of year (in thousands)	$14,262	$13,537	$11,810	$10,754	$7,800
Ratio of net expenses to average net assets (a)	0.45%	0.45%	0.43%	0.46%	0.46%
Ratio of net investment income to average net assets	4.14%	4.00%	4.00%	3.97%	4.08%
Portfolio turnover	14.06%	8.46%	5.43%	7.72%	3.96%

(a)
Percentages are after expenses waived by Adviser and custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.  Expenses waived by Adviser and custodian/interest expense reductions were:

.37% and ..03% for 2009, .35% and .04% for 2008; .37% and .04% for 2007; .38% and .05% for 2006; and .36% and .08% for 2005, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
66.53% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aa3	$1,240,000	$1,300,487
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	A2	1,290,000	1,345,264
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3/AA+@	3,085,000	3,180,357
Boone County KY Pollution Control Revenue - Dayton Power	4.700	01/01/2028	A1/A*	9,595,000	9,116,689
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3/AA+@	4,070,000	4,196,536
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3/AA+@	4,265,000	4,373,246
Boone County KY Water - Florence	5.000	12/01/2015	A2	1,000,000	1,055,610
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	A2	1,805,000	1,885,106
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	A2	1,900,000	1,957,475
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	A2	2,100,000	2,148,426
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A3/A-*	5,330,000	4,997,195
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa3/AA+@	2,440,000	2,508,832
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,724,869
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa3/AA*	2,395,000	2,531,850
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa3/AA*	4,175,000	4,378,448
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa3/AA*	4,385,000	4,577,370
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2017	Aa3/AAA*/AA+@	1,000,000	1,061,460
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3/AA+@	980,000	987,056
Carter County KY Detention Center	5.125	05/01/2029	Aa3/AA+@	960,000	981,120
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A2/A*	1,580,000	1,632,614
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aa3/AA*	2,285,000	2,352,088
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa3/AAA*/AA+@	6,985,000	7,322,026
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa3/AAA*/AA+@	7,340,000	7,663,547
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa3/AAA*/AA+@	4,100,000	4,180,319
Franklin County School Building Revenue	4.750	05/01/2027	Aa3/AA+@	3,570,000	3,569,750
Greater KY Housing Assistance Corporation - Chenowith Woods	6.100	01/01/2024	Baa1/A*	490,000	490,270
Greater KY Housing Assistance Corporation - Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,344,208
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,175,000	1,190,005
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,259,800
Jefferson County KY Health Facilities - Jewish Hospital	5.650	01/01/2017	A3/A*	3,450,000	3,453,864
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	A3/A*	4,520,000	4,521,175
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa1/A*	8,675,000	8,675,000
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa3/AAA*/AA+@	3,770,000	3,819,274
Jefferson County KY School District Finance Corporation	5.250	01/01/2016	Aa3/AAA*/AA+@	1,000,000	1,010,090
Jefferson County KY School District Finance Corporation	5.250	01/01/2019	Aa3/AAA*/AA+@	2,000,000	2,020,140
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa3/AAA*/AA+@	2,500,000	2,526,925
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa3/AAA*/AA+@	7,545,000	7,583,027
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa3/AAA*/AA+@	5,025,000	5,177,509
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Baa1/A*/A-@	2,940,000	2,951,731
Jefferson County School District Finance Corporation	4.750	06/01/2027	NR	3,000,000	2,992,710
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,234,312
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,624,088
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	4,816,566
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/A+*/AA-@	2,000,000	2,100,940
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*/AA-@	5,600,000	5,811,792
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*/AA-@	5,880,000	6,080,920
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*/AA-@	1,000,000	1,029,480
KY Asset Liability Project Notes	5.000	09/01/2015	Aa3/AA-*/AA-@	6,000,000	6,683,940
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa3/AA-*/AA-@	1,765,000	1,953,960
Ky Asset Liability Commission University of KY	5.000	10/01/2024	Aa3/AA-*	5,445,000	5,703,202
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa3/AA-*	6,090,000	6,301,810
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aa3/AA-*	8,075,000	8,480,850
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa3/AA-*	7,405,000	7,743,853
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aa3/AA-*	3,700,000	3,850,738
KY Economic Development Finance Authority - Ashland Hospital	5.000	02/01/2018	Aa3/AAA*/AA+@	1,500,000	1,502,595
KY Development Finance Authority - St Claire Medical	5.875	09/01/2013	BBB*	2,000,000	2,003,580
KY Development Finance Authority - St Claire Medical	5.625	09/01/2021	BBB*	2,500,000	2,499,950
KY Development Finance Authority - Methodist Hospital	5.625	02/01/2017	BBB*	6,500,000	6,503,055
KY Economic Development Finance Authority - Christian Care	5.375	11/20/2035	AAA*	1,805,000	1,852,399
KY Economic Development Authority - Louisville Arena	6.000	12/01/2033	Aa2/AAA*	1,000,000	1,024,900
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,344,612
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,023,940
KY Housing Corporation	5.200	01/01/2031	Aaa/AAA*	1,000,000	984,730
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,595,000
KY State Property & Building #93	5.250	02/01/2029	Aa2/AAA*/AA@	6,000,000	6,177,360
KY State Property & Building #73	5.000	11/01/2021	Aa3/AAA*/AA+@	1,000,000	1,027,420
KY State Property & Building #87	5.000	03/01/2019	Aa3/A+*/AA-@	3,000,000	3,182,040
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/AA-@	1,400,000	1,530,732
KY State Property & Building #83	5.000	10/01/2013	Aa3/A+*/AA-@	610,000	667,529
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/AA-@	5,000,000	5,428,700
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/AA-@	17,750,000	19,138,760
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*/AA-@	24,220,000	26,231,471
KY State Property & Building #88	4.750	11/01/2027	Aa3/A+*/AA-@	4,000,000	3,941,960
KY State Property & Building #73	5.500	11/01/2017	Aa3/AAA*/AA+@	1,000,000	1,069,240

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #73	5.000%	11/01/2019	Aa3/AAA*/AA+@	$1,360,000	$1,407,165
KY State Property & Building #73	5.000	11/01/2020	Aa3/AAA*/AA+@	3,255,000	3,349,362
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/AA-@	10,000,000	10,702,900
KY State Property & Building #84	5.000	08/01/2022	Aa3/A+*/AA-@	17,500,000	18,607,225
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*/AA-@	1,665,000	1,726,039
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*/AA-@	5,175,000	5,344,326
KY State Property & Building #87	5.000	03/01/2025	Aa3/A+*/AA-@	4,000,000	4,081,440
KY State Property & Building #88	5.000	11/01/2024	Aa3/A+*/AA-@	1,355,000	1,390,203
KY State Property & Building #89	5.000	11/01/2025	Aa3/AAA*/AA+@	5,000,000	5,161,600
KY State Property & Building #89	5.000	11/01/2026	Aa3/AAA*/AA+@	5,390,000	5,555,904
KY State Property & Building #89	5.000	11/01/2027	Aa3/AAA*/AA+@	4,900,000	4,994,913
KY State Property & Building #80	5.250	05/01/2018	Aa3/A+*/AA-@	2,940,000	3,261,930
KY State Property & Building #80	5.250	05/01/2020	Aa3/A+*/AA-@	1,000,000	1,096,070
KY State Property & Building #81	5.000	11/01/2017	A1/A+*/AA-@	2,060,000	2,151,155
KY State Property & Building #81	5.000	11/01/2018	A1/A+*/AA-@	1,720,000	1,783,588
KY State Property & Building #81	5.000	11/01/2019	A1/A+*/AA-@	2,385,000	2,462,632
KY State Property & Building #81	5.000	11/01/2020	A1/A+*/AA-@	3,560,000	3,657,402
KY State Property & Building #81	5.000	11/01/2022	A1/A+*/AA-@	3,930,000	4,010,996
KY State Turnpike Economic Development	5.150	07/01/2019	Aa3/AAA*/AA+@	1,000,000	1,037,140
KY State Turnpike Economic Development	5.000	07/01/2022	Aa3/AA+*/AA-@	1,625,000	1,709,175
KY State Turnpike Economic Development	5.000	07/01/2023	Aa3/AA+*/AA-@	4,325,000	4,513,873
KY State Turnpike Economic Development	5.000	07/01/2024	Aa3/AA+*/AA-@	3,770,000	3,906,286
KY State Turnpike Economic Development	5.000	07/01/2025	Aa3/AA+*/AA-@	2,000,000	2,071,220
KY State Turnpike Economic Development	5.000	07/01/2026	Aa3/AA+*/AA-@	4,720,000	4,891,950
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,160,238
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3/AA+@	1,000,000	1,010,480
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3/AA+@	1,755,000	1,833,396
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3/AA+@	1,930,000	1,994,443
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	A2/AA-*/A+@	3,270,000	3,355,870
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	A2/AA-*/A+@	3,230,000	3,301,415
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2030	AA-*/A+@	4,000,000	4,020,000
Louisville & Jefferson County KY Metropolitan Sewer	5.500	05/15/2034	Baa1/AA-*/A+@	3,645,000	3,715,895
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	A2/AA-*	7,000,000	7,266,350
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aa3/AAA*/AA+@	2,855,000	2,995,409
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AAA*/AA+@	2,990,000	3,124,341
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AAA*/AA+@	3,135,000	3,259,240
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AAA*/AA+@	3,285,000	3,403,096
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AAA*/AA+@	10,000,000	10,333,300
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	AA-*/A+@	10,425,000	10,309,178
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa2/AAA*	5,185,000	5,415,162
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aa3/AAA*/AA+@	2,655,000	2,849,532
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AAA*/AA+@	2,340,000	2,349,571
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aa3/AAA*/AA+@	2,250,000	2,269,890
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AAA*/AA+@	1,490,000	1,500,475
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	BBB*	2,030,000	2,101,355
Louisville KY General Obligation - Series A	5.000	10/01/2020	Aa2/AA+*	7,165,000	7,449,737
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa	4,692,000	4,931,620
Madison County KY School District Finance Corporation	4.500	04/01/2016	Aa3/AA+@	695,000	718,511
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,457,456
McCracken County KY School District Finance Corporation	4.650	07/01/2019	Aa3	1,655,000	1,696,441
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aa3	1,725,000	1,758,845
McCracken County KY School District Finance Corportion	5.000	07/01/2022	Aa3	4,000,000	4,104,120
McCreary County KY Courthouse & Public Square Corporation	5.400	09/01/2020	A*	1,550,000	1,585,402
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa3/AA+@	1,130,000	1,156,171
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa3/AA+@	2,505,000	2,548,086
Northern KY University Certificate of Participation	4.900	12/01/2021	A3	2,725,000	2,774,650
Northern KY University Certificate of Participation	5.000	12/01/2024	A3	2,000,000	2,028,740
Northern KY Water District	4.750	02/01/2019	A2	1,000,000	1,016,010
Northern KY Water District	5.000	02/01/2020	A2	3,080,000	3,125,307
Northern KY Water District	5.000	02/01/2021	A2	2,635,000	2,669,914
Northern KY Water District	4.125	02/01/2021	A2	1,380,000	1,315,609
Northern KY Water District	4.500	02/01/2022	A2	1,385,000	1,357,563
Northern KY Water District	6.000	02/01/2028	Aa3/AA+@	1,010,000	1,088,326
Northern KY Water District	6.000	02/01/2031	Aa3/AA+@	1,000,000	1,069,240
Northern KY Water District	6.500	02/01/2033	Aa3/AA+@	1,585,000	1,736,209
Pike County KY Mortgage Revenue - Phelps Regional Health	5.350	09/20/2012	AAA*	90,000	90,567
Radcliff KY Mortgage Revenue - Lincoln Trail Care	5.650	01/20/2019	AAA*	2,810,000	2,811,012
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,888,308
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3/AA+@	1,000,000	1,047,240
Taylor County Detention Facility	4.750	09/01/2027	Baa1	2,110,000	1,824,601
					524,882,707
LEASE REVENUE BONDS
10.61% of Net Assets
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,086,322
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,109,740
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,035,530

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500%	07/01/2012	Baa1	$1,585,000	$1,611,691
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,206,074
Green County KY School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,122,769
Greenup County KY School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,711,578
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,302,022
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,302,079
KY Area Development Districts Financing Lease - Ewing	5.600	06/01/2022	AA*	1,055,000	1,090,100
KY Area Development Districts Financing Lease - Ewing	5.350	12/01/2022	AA*	2,560,000	2,639,437
KY Area Development Districts Financing Lease - Ewing	5.400	12/01/2021	AA*	710,000	732,875
KY Area Development Districts Financing Lease - Ewing	5.400	12/01/2021	AA*	1,095,000	1,126,655
KY Area Development Districts Financing Lease - Ewing	4.700	06/01/2024	AA*	2,625,000	2,652,038
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	Aa3/A+*	400,000	400,056
KY Infrastructure Authority - Series A	5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,017,530
KY Infrasturcture Authority - Series E	5.000	06/01/2017	Aa3/A+*	1,035,000	1,040,527
KY State Property & Building #68	5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,550,880
KY State Property & Building #68	5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,677,595
KY State Property & Building #73	5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,633,200
KY State Property & Building #90	5.375	11/01/2023	Aa3/A+*/AA-@	1,000,000	1,065,250
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/AA-@	19,430,000	20,367,692
KY State Turnpike Economic Development	5.000	07/01/2025	Aa3/AA+*/AA-@	2,925,000	3,045,452
KY State Turnpike Economic Development	5.000	07/01/2027	Aa3/AA+*/AA-@	2,580,000	2,663,050
KY State Turnpike Economic Development	5.000	07/01/2028	Aa3/AA+*/AA-@	1,460,000	1,492,908
KY Turnpike Authority Economic Development	5.000	07/01/2029	Aa3/AA+*/AA-@	6,140,000	6,231,732
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,087,364
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,166,452
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	A*	3,000,000	3,432,540
Scott County KY School District	5.000	03/01/2021	Aa3	1,240,000	1,290,183
Whitley County KY School Finance	4.800	02/01/2021	Aa3	800,000	829,768
					83,721,089
PREREFUNDED BONDS
7.94% of Net Assets
KY Economic Development Finance Authority - Catholic Health	5.500	09/01/2014	Aa2/AA@	1,375,000	1,504,003
KY Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2	2,000,000	2,116,100
KY Development Finance Authority - Catholic Health	5.250	09/01/2021	Aa2/AA@	2,000,000	2,176,960
KY State Property & Building #85	5.000	08/01/2020	Aa3/AAA*/AA+@	5,760,000	6,617,203
KY State Property & Building #85	5.000	08/01/2022	Aa3/AAA*/AA+@	8,200,000	9,420,323
KY State Property & Building #85	5.000	08/01/2023	Aa3/AAA*/AA+@	7,500,000	8,616,150
KY State Property & Building #85	5.000	08/01/2024	Aa3/AAA*/AA+@	13,300,000	15,279,306
KY State Property & Building #85	5.000	08/01/2025	Aa3/AAA*/AA+@	2,500,000	2,864,425
KY State Property & Building #77	5.250	08/01/2015	AAA*/AA-@	1,140,000	1,300,045
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,945,521
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	AA-*/A+@	2,500,000	2,532,025
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,173,920
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,958,576
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,064,110
University of Kentucky Housing and Dining	4.400	06/01/2017	Aa3/AA+@	2,815,000	3,109,843
					62,678,510
ESCROWED TO MATURITY BONDS
5.26% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/01/2009	Ba1	1,000,000	1,015,570
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	06/01/2012	Baa1	945,000	1,036,523
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2018	A*	33,000,000	33,381,480
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	A*	4,980,000	5,007,638
KY Development Finance Authority-Norton Health	6.125	10/01/2010	NR	1,035,000	1,040,661
					41,481,872
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.80% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,411,882
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	6,280,000	6,010,965
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,168,379
KY Housing Corporation - Series E	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,561,172
KY Housing Corporation - Series E	5.375	07/01/2033	Aaa/AAA*	2,175,000	2,183,090
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	1,951,680
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	1,900,000	1,833,082
					22,120,250
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.64% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2011	A3/A*	535,000	536,578
KY Development Finance Authority - Baptist Heathcare System	5.375	08/15/2024	Aa3/AA-@	1,205,000	1,258,008
KY Development Finance Authority - Green River	6.000	11/01/2010	Aa1	695,000	696,286
KY Development Finance Authority - Baptist Healthcare	5.625	08/15/2027	Aa3/AA-@	3,000,000	3,113,580
KY Development Finance Authority - Norton Health	6.125	10/01/2010	Baa1/A-@	2,075,000	2,090,812
KY Development Finance Authority - Catholic Health	5.125	10/01/2021	A1/AA-*/AA-@	1,000,000	1,010,760
Madison County KY Industrial Building Revenue - McCready Manor	5.500	06/01/2020	BBB+*	1,785,000	1,821,021
Pike County KY Mortgage Revenue - Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,436,729
					12,963,774

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
MUNICIPAL UTILITY REVENUE BONDS
1.54% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,185,577
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aa1/AA+*	10,695,000	10,932,536
					12,118,113
PUBLIC FACILITIES REVENUE BONDS
.94% of Net Assets
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	A2	1,510,000	1,566,942
Boone County KY Public Property Corporation - AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,050,150
Boone County KY Public Property Corporation - Judicial Facility	5.125	09/01/2022	Aa3	1,750,000	1,826,580
Danville KY Multi-City Lease Revenue - Mt Sterling	5.000	09/01/2011	NR	260,000	260,481
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3/AA*	2,500,000	2,688,575
					7,392,728
GENERAL OBLIGATION BONDS
.89% of Net Assets
Bowling Green KY General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,052,200
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,335,898
KY State Property & Building #62	4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,786,300
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA+*	1,775,000	1,867,247
					7,041,645
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.70% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,221,996
Louisville & Jefferson County - Papa Johns Stadium	4.750	03/01/2028	Aa3/AA-*	3,250,000	3,298,230
					5,520,226

Total Investments (cost $770,111,454)(See (a) below for further explanation) 98.85% of Net Assets					$779,920,914

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$17,070,554
Unrealized depreciation	(7,261,094)
Net unrealized appreciation	$9,809,460

Other Information
The following is a summary of the inputs used, as of June 30, 2009, involving the Fund’s assets and liabilities carried at value.  The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	779,920,914
Level 3	Significant Unobservable Inputs	—
$779,920,914

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

ASSETS:
Investments in securities, at value (Cost: $770,111,454)		$779,920,914
Cash		1,798,520
Receivable for fund shares sold		200,000
Interest receivable		10,546,239
Total assets		792,465,673
LIABILITIES:
Payable for:
Distributions to shareholders	3,039,580
Fund shares redeemed	75,033
Investment advisory fee	255,941
Transfer agent fee	12,959
Trustee fee	20,843
Accrued expenses	138,277
Total liabilities		3,542,633
NET ASSETS:
Capital		777,768,298
Net accumulated realized gain on investment transactions		1,345,282
Net unrealized appreciation in value of investments		9,809,460
Net assets at value		$788,923,040
NET ASSET VALUE, offering price and redemption price per share ($788,923,040 -:-105,395,459 shares outstanding; unlimited number of shares authorized; no par value)		$7.49

STATEMENT OF OPERATIONS
For the year ended June 30, 2009

Net investment income:
Interest income	$34,814,048
Expenses:
Investment advisory fee	3,041,252
Transfer agent fee	920,144
Custodian expense	56,990
Professional fees	192,903
Trustee fees	88,128
Other expenses	142,440
Total expenses	4,441,857
Custodian expense reduction	(27,414)
Net expenses	4,414,443
Net investment income	30,399,605
Realized and unrealized gain on investments:
Net realized gain	1,866,394
Net change in unrealized appreciation/depreciation	9,851,647
Net realized and unrealized gain on investments	11,718,041
Net increase in net assets resulting from operations	$42,117,646

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2009 and 2008

	2009	2008
Increase in net assets:
Operations:
Net investment income	$30,399,605	$28,081,655
Net realized gain on investments	1,866,394	1,038,498
Net change in unrealized appreciation/depreciation	9,851,647	(5,383,417)
Net increase in net assets resulting from operations	42,117,646	23,736,736
Distributions from net investment income	(30,399,605)	(28,081,655)
Distributions from capital gains	(1,239,797)	(9,603)
Net fund share transactions (Note 4)	43,831,411	36,495,116
Total increase	54,309,655	32,140,594
Net assets:
Beginning of year	734,613,385	702,472,791
End of year	$788,923,040	$734,613,385

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$7.39	$7.43	$7.40	$7.67	$7.49
Income from investment operations:
Net investment income	0.29	0.29	0.30	0.30	0.32
Net gains/(losses) on securities, both realized and unrealized	0.11	(0.04)	0.04	(0.27)	0.18
Total from investment operations	0.40	0.25	0.34	0.03	0.50
Less distributions:
Distributions from net investment income	(0.29)	(0.29)	(0.30)	(0.30)	(0.32)
Distributions from capital gains	(0.01)	- (b)	(0.01)	-	-
Net asset value, end of year	$7.49	$7.39	$7.43	$7.40	$7.67
Total return	5.65%	3.47%	4.51%	0.41%	6.79%
Net assets, end of year (in thousands)	$788,923	$734,613	$702,473	$686,929	$683,296
Ratio of net expenses to average net assets (a)	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	3.99%	3.94%	3.94%	4.00%	4.20%
Portfolio turnover	6.09%	5.69%	6.76%	17.60%	19.38%

(a)	Percentages are after custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.
Percentages before custodian/interest expense reductions were:
.58% for 2009; .58% for 2008; .58% for 2007; .59% for 2006; and .60% for 2005.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2009

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
56.32% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	A2	$505,000	$531,679
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	A2	1,050,000	1,066,223
Kentucky Asset Liability Project Notes	5.000	09/01/2017	Aa3/AA-*/AA-@	1,000,000	1,099,020
KY Asset Liability Project Notes	5.000	09/01/2013	Aa3/AA-*/AA-@	865,000	956,958
KY Asset Liability Project Notes	5.000	09/01/2016	Aa3/AA-*/AA-@	2,000,000	2,191,720
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa3/AA-*	1,250,000	1,383,987
KY Rural Water Finance Corporation	4.000	02/01/2014	Baa1/AA-*	300,000	318,507
KY State Property & Building #87	5.000	03/01/2020	Aa3/A+*/AA-@	3,000,000	3,145,740
KY State Property & Building #69	5.000	08/01/2009	Aa3/AAA*/AA+@	1,620,000	1,625,557
KY State Property & Building #88	5.000	11/01/2012	Aa3/AAA*/AA+@	1,000,000	1,091,910
KY State Property & Building #82	5.250	10/01/2013	Aa3/AAA*/AA+@	400,000	445,124
KY State Property & Building #82	5.250	10/01/2015	Aa3/AAA*/AA+@	2,100,000	2,361,093
KY State Property & Building #82	5.250	10/01/2017	Aa3/AAA*/AA+@	1,000,000	1,127,500
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/AA-@	1,000,000	1,070,290
KY State Property & Building #74	5.375	02/01/2011	Aa3/AAA*/AA+@	1,005,000	1,068,255
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/AA-@	1,750,000	1,867,040
KY State Property & Building #89	5.000	11/01/2014	Aa3/AAA*/AA+@	2,000,000	2,222,880
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa3/AA+*/AA-@	2,570,000	2,815,923
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aa3	1,025,000	1,026,374
Oldham County School Building Corporation	4.375	06/01/2018	Aa3/AA+@	2,570,000	2,691,663
Paducah Electric Plant	3.000	10/01/2014	Aa2/AA@	750,000	760,560
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	833,380
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,408,909
Western KY University	3.000	09/01/2014	Aa2/AAA*	1,000,000	1,004,260
					34,114,552
LEASE REVENUE BONDS
15.66% of Net Assets
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	290,000	301,180
KY Infrastructure Authority Government Agency Program S:K	4.000	08/01/2010	AA*	1,000,000	1,034,420
KY Infractructure Authority - Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,067,760
KY Infrastructure Authority - Series A	5.250	06/01/2014	Aa3/A+*/AA-@	1,240,000	1,295,167
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,327,935
KY State Property & Building #94	5.000	05/01/2014	Aa3/A+*/AA-@	1,000,000	1,098,810
KY State Property & Building #73	5.250	11/01/2011	Aa3/A+*/AA-@	750,000	811,245
KY State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	540,000	547,965
Madison County KY School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	493,227
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	506,482
					9,484,191
PREREFUNDED BONDS
8.85% of Net Assets
KY Economic Development Finance Authority Catholic Health	5.500	12/01/2010	Aa2	2,100,000	2,213,253
KY Economic Development Finance Authority Catholic Health	5.750	12/01/2015	Aa2	2,000,000	2,116,100
KY Development Finance Authority - Norton Health	5.850	10/01/2015	A*	885,000	1,033,326
					5,362,679
GENERAL OBLIGATION BONDS
4.59% of Net Assets
Jefferson County KY General Obligation	5.500	08/15/2010	Aa2/AA+*	2,635,000	2,777,079
					2,777,079
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.76% of Net Assets
KY Housing Corporation - Series E	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,525,575
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	753,240
					2,278,815
MUNICIPAL UTILITY REVENUE BONDS
3.55% of Net Assets
Louisville & Jefferson Co Metro Sewer	5.000	05/15/2015	A2/AA-*	1,000,000	1,104,120
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA+*	1,000,000	1,048,230
					2,152,350
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.62% of Net Assets
KY Economic Development Finance Authority - Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	256,765
KY Economic Development Finance Authority - Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,028,860
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	Baa1/A-@	300,000	302,286
					1,587,911
CERTIFICATES OF PARTICIPATION BONDS
1.30% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	785,260
					785,260

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2009

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
ESCROWED TO MATURITY BONDS
1.09% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700%	11/01/2009	Ba1	$ 500,000	$507,785
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	NR	150,000	150,821
					658,606

Total Investments (cost $57,612,583)(See (a) below for further explanation) 97.74% of Net Assets					$59,201,443

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,755,726
Unrealized depreciation	(166,866)
Net unrealized appreciation	$1,588,860

Other Information
The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value.  The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	59,201,443
Level 3	Significant Unobservable Inputs	—
$59,201,443

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

ASSETS:
Investments in securities, at value (Cost: $57,612,583)		$59,201,443
Cash		734,629
Interest receivable		727,545
Total assets		60,663,617
LIABILITIES:
Payable for:
Distributions to shareholders	49,398
Fund shares redeemed	666
Investment advisory fee	24,858
Transfer agent fee	210
Trustee fee	5,368
Accrued expenses	13,091
Total liabilities		93,591
NET ASSETS:
Capital		60,362,051
Net accumulated realized loss on investment transactions		(1,380,885)
Net unrealized appreciation in value of investments		1,588,860
Net assets at value		$60,570,026
NET ASSET VALUE, offering price and redemption price per share ($60,570,026 -:- 11,541,764 shares outstanding; unlimited number of shares authorized; no par value)		$5.25

STATEMENT OF OPERATIONS
For the year ended June 30, 2009

Net investment income:
Interest income	$2,205,113
Expenses:
Investment advisory fee	284,586
Transfer agent fee	74,295
Custodian expense	5,846
Professional fees	12,884
Trustee fees	6,568
Other expenses	26,919
Total expenses	411,098
Custodian expense reduction	(3,600)
Net expenses	407,498
Net investment income	1,797,615
Realized and unrealized gain/(loss) on investments:
Net realized loss	(45,876)
Net change in unrealized appreciation/depreciation	1,008,397
Net realized and unrealized gain on investments	962,521
Net increase in net assets resulting from operations	$2,760,136

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2009 and 2008

	2009	2008
Decrease in net assets:
Operations:
Net investment income	$1,797,615	$1,875,479
Net realized loss on investments	(45,876)	(243,913)
Net change in unrealized appreciation/depreciation	1,008,397	661,855
Net increase in net assets resulting from operations	2,760,136	2,293,421
Distributions from net investment income	(1,797,615)	(1,875,479)
Net fund share transactions (Note 4)	5,652,736	(7,765,183)
Total increase/(decrease)	6,615,257	(7,347,241)
Net assets:
Beginning of year	53,954,769	61,302,010
End of year	$60,570,026	$53,954,769

Selected data for a share outstanding:	For the years ended June 30,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$5.16	$5.13	$5.14	$5.28	$5.27
Income from investment operations:
Net investment income	0.17	0.17	0.17	0.15	0.15
Net gains/(losses) on securities, both realized and unrealized	0.09	0.03	(0.01)	(0.14)	0.01
Total from investment operations	0.26	0.20	0.16	0.01	0.16
Less distributions:
Distributions from net investment income	(0.17)	(0.17)	(0.17)	(0.15)	(0.15)
Net asset value, end of year	$5.25	$5.16	$5.13	$5.14	$5.28
Total return	5.02%	3.94%	3.10%	0.22%	3.11%
Net assets, end of year (in thousands)	$60,570	$53,955	$61,302	$84,048	$97,941
Ratio of net expenses to average net assets (a)	0.72%	0.72%	0.72%	0.71%	0.69%
Ratio of net investment income to average net assets	3.16%	3.28%	3.25%	2.92%	2.87%
Portfolio turnover	15.64%	14.17%	4.87%	17.86%	9.51%

(a)	Percentages are after custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought. Percentages before custodian/interest expense reductions were:
.72% for 2009; .73% for 2008; .72% for 2007; .72% for 2006; and .71% for 2005.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
June 30, 2009

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
83.94% of Net Assets
De Soto County MS School District		4.500%	04/01/2016	Aa3/AA+@	$30,000	$31,346
Gautier MS Utility District Utility System Revenue		5.125	03/01/2018	NR	75,000	76,521
Hinds County MS Revenue Refunding - MS Methodist Hospital		5.600	05/01/2012	BBB*	15,000	15,410
Jackson MS Municipal Airport Authority		5.000	10/01/2031	A3/A-@	320,000	313,245
Medical Center Educational Building Corporation MS Revenue		5.500	12/01/2023	BBB*	120,000	127,122
MS Business Finance Corporation MS Pollution Control Revenue		4.600	04/01/2022	Baa2/A-*/BBB+@	100,000	98,383
MS Development Bank Special Obligation Capital Project	^^	5.000	07/01/2031	BBB*	75,000	68,815
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	A1/AA-*	125,000	126,466
MS Development Bank Special Obligation Multi-Purpose		5.000	07/01/2021	Aa3/AAA*/AA+@	50,000	51,429
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2025	Aa3/AAA*/AA+@	100,000	101,402
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2029	Aa3/AAA*/AA+@	60,000	60,185
MS Development Bank Special Obligation Horn Lake		5.000	10/01/2020	A*	50,000	51,194
MS Development Bank Special Obligation Lee County School		4.500	09/01/2021	A3	100,000	99,901
MD Development Bank Special Obligation Jackson Public		5.375	04/01/2028	Aa3/AA+@	25,000	25,961
MS Development Bank Special Obligation Southaven Water		5.000	03/01/2025	A+*	325,000	330,356
MS Development Bank Special Obligation Hinds College		5.125	10/01/2028	Aa2	100,000	102,437
MS Development Bank Special Obligation Capital Projects	^^	5.875	07/01/2024	BBB*	55,000	54,973
MS Development Bank Special Obligation Capital Projects		5.000	07/01/2024	BBB*	370,000	333,396
MS Development Bank Special Obligation Combination		5.000	07/01/2018	Aa3/AAA*/AA+@	100,000	104,702
MS Home Corporation Single Family Mortgage - Series E-1		5.050	12/01/2028	Aaa	90,000	90,932
MS Development Bank Special Obligation Municipal Energy		5.000	03/01/2031	Baa2	100,000	83,089
MS Development Bank Special Obligation Covington Hospital		5.000	07/01/2027	A*	150,000	133,775
MS Development Special Obligation Madison County Highway		5.000	01/01/2027	A1/AA-*	100,000	100,527
MS Development Bank Special Obligation City of Jackson		5.000	03/01/2022	A1/AA-*	200,000	207,092
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	A1/AA-*	175,000	178,765
MS Development Bank Special Obligation Hinds Community		5.000	10/01/2026	Aa2	85,000	87,189
MS Developement Bank Special Obligation Jones County College		5.100	03/01/2028	AAA*	55,000	56,819
MS State Refunding Notes Projects - Series C		5.000	12/01/2022	Aa3/AA*/AA@	200,000	211,914
MS State University Educational Building Corporate Revenue		5.500	08/01/2014	Aa3	75,000	79,811
MS State University Educational Building Corporate Revenue		5.000	08/01/2024	Aa3/A+*	350,000	360,525
Olive Branch MS Public Improvement		4.125	06/01/2022	A1	100,000	96,639
Olive Branch MS Water & Sewer Revenue		4.500	03/01/2014	Aa3/AA+@	30,000	31,342
Pearl River County MS Certificates of Participation		4.500	04/01/2021	Baa1	200,000	200,602
University Southern MS Education Building - Series A		5.000	03/01/2022	Aa3/AA+@	100,000	105,200
						4,197,465
GENERAL OBLIGATION BONDS
9.28% of Net Assets
Hinds County MS School District		4.750	03/01/2015	NR	50,000	50,671
Jackson MS Redevelopment Authority Urban Renewal Revenue		5.600	11/01/2021	A2	20,000	20,510
MS Development Bank Special Obligation Public Improvement		4.750	12/01/2019	A-*	145,000	143,351
MS State General Obligation		5.100	11/15/2012	Aa3/AA*/AA@	10,000	11,170
MS State Refunding - Series A		5.250	11/01/2019	Aa3/AA*/AA@	200,000	227,706
Richland MS Tax Increment		5.600	06/01/2013	NR	10,000	10,641
						464,049
PREREFUNDED BONDS
2.36% of Net Assets
MS Development Bank Special Obligation Adams County Juvenile		5.900	07/01/2017	A*	10,000	10,001
MS Development Bank Special Obligation Natchez Convention		5.800	07/01/2019	A*	25,000	29,141
MS Development Bank Special Obligation Gulfport Combined Water		5.500	07/01/2015	Aa3/AAA*/AA+@	10,000	11,428
MS Development Bank Special Obligation Desoto County		5.900	07/01/2021	A*	5,000	5,492
MS Development Bank Special Obligation Rankin County		5.400	07/01/2014	Aa3/AAA*/AA+@	10,000	10,484
Ms Development BK Special Obligation Culkin Water District		5.800	07/01/2018	BBB*	25,000	25,004
Southern MS University Educational Building Corporation		5.750	03/01/2021	NR	10,000	10,893
Walnut Grove MS Correctional Authority Certificate of Participation		6.000	11/01/2019	BBB*	15,000	15,574
						118,017
ESCROWED TO MATURITY BONDS
1.10% of Net Assets
Harrison County MS Wastewater Management District		5.000	02/01/2015	Baa1/AAA*	25,000	27,921
MS Gulf Coast Regional Wastewater Treatment Facilities		7.000	07/01/2012	NR	25,000	27,022
						54,943
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.02% of Net Assets
MS State University Educational Building Corporate Revenue		5.250	08/01/2033	Aa3/AA-@	50,000
						51,098

Total Investments (cost $4,964,182) (See (a) below for further explanation) 97.70% of Net Assets						$4,885,572

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^^
On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code.  The issuer is pursuing an appeal of the proposed adverse determination.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
June 30, 2009

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$77,128
Unrealized depreciation	(155,738)
Net unrealized depreciation	$(78,610)

Other Information
The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value.  The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,885,572
Level 3	Significant Unobservable Inputs	—
$4,885,572

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

ASSETS:
Investments in securities, at value (Cost: $4,964,182)		$4,885,572
Cash		58,566
Interest receivable		80,040
Prepaid expenses		45
Total assets		5,024,223
LIABILITIES:
Payable for:
Distributions to shareholders	15,717
Fund shares redeemed	204
Transfer agent fee	1,761
Trustee fee	42
Accrued expenses	5,748
Total liabilities		23,472
NET ASSETS:
Capital		5,102,862
Net accumulated realized loss on investment transactions		(23,501)
Net unrealized depreciation in value of investments		(78,610)
Net assets at value		$5,000,751
NET ASSET VALUE, offering price and redemption price per share ($5,000,751 -:- 453,390 shares outstanding; unlimited number of shares authorized; no par value)		$11.03

STATEMENT OF OPERATIONS
For the year ended June 30, 2009

Net investment income:
Interest income	$214,585
Expenses:
Investment advisory fee	23,570
Transfer agent fee	7,071
Custodian expense	3,785
Pricing fees	5,000
Professional fees	2,377
Trustee fees	553
Registration fees	3,623
Other expenses	3,141
Total expenses	49,120
Fees waived by Adviser	(24,851)
Custodian expense reduction	(3,600)
Net expenses	20,669
Net investment income	193,916
Realized and unrealized loss on investments:
Net realized loss	(8,356)
Net change in unrealized appreciation/depreciation	(21,357)
Net realized and unrealized loss on investments	(29,713)
Net increase in net assets resulting from operations	$164,203

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2009 and 2008

	2008	2007
Decrease/Increase in net assets:
Operations:
Net investment income	$193,916	$192,571
Net realized loss on investments	(8,356)	(4,826)
Net change in unrealized appreciation/depreciation	(21,357)	(50,753)
Net increase in net assets resulting from operations	164,203	136,992
Distributions from net investment income	(193,916)	(192,571)
Distributions from capital gains	-	(607)
Net fund share transactions (Note 4)	583,694	(600,417)
Total increase/(decrease)	553,981	(656,603)
Net assets:
Beginning of year	4,446,770	5,103,373
End of year	$5,000,751	$4,446,770

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$11.08	$11.24	$11.25	$11.84	$11.34
Income from investment operations:
Net investment income	0.45	0.45	0.45	0.46	0.47
Net gains/(losses) on securities, both realized and unrealized	(0.05)	(0.16)	0.04	(0.54)	0.50
Total from investment operations	0.40	0.29	0.49	(0.08)	0.97
Less distributions:
Distributions from net investment income	(0.45)	(0.45)	(0.45)	(0.46)	(0.47)
Distributions from capital gains	- (b)	- (b)	(0.05)	(0.05)	-
Net asset value, end of year	$11.03	$11.08	$11.24	$11.25	$11.84
Total return	3.72%	2.64%	4.39%	(0.76)%	8.66%
Net assets, end of year (in thousands)	$5,001	$4,447	$5,103	$4,970	$4,786
Ratio of net expenses to average net assets (a)	0.44%	0.45%	0.45%	0.46%	0.41%
Ratio of net investment income to average net assets	4.11%	4.02%	3.98%	3.95%	3.99%
Portfolio turnover	9.30%	2.79%	11.57%	16.33%	8.91%

(a)
Percentages are after expenses waived by Adviser and custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.  Expenses waived by Adviser and custodian/interest expense reductions were:

.53% and .08% for 2009; .46% and .10% for 2008; .43% and .09% for 2007; .44% and .10% for 2006; and .45% and .12% for 2005, respectively.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
69.13% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa3/AA*	$1,000,000	$1,014,030
Burke County NC Certificates of Participation	5.000	04/01/2023	A3/A-*	1,000,000	1,028,760
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa3/AAA*/AA+@	1,000,000	1,054,400
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	NR	500,000	489,055
Charlotte NC Airport Revenue	5.250	07/01/2023	A1/A+*/A+@	1,000,000	1,053,390
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2026	A1/A+*/A+@	1,000,000	1,019,140
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	A1/A+*/A+@	1,000,000	1,021,150
Dare County NC Utility System Revenue	5.250	06/01/2018	A2/A*/A+@	250,000	252,625
Dare County NC Certificates of Participation	5.125	06/01/2018	A1/A+*/A+@	500,000	521,340
Davie County NC Public School & Community College Facility	5.000	06/01/2023	A2/A*	1,000,000	1,031,800
Davie County NC Public School & Community College Facility	5.000	06/01/2025	A2/A*	1,690,000	1,716,600
Harnett County NC Certificates of Participation	5.000	12/01/2018	Aa3/AAA*/AA+@	675,000	712,887
Henderson County NC Certificates of Participation	5.000	05/01/2025	A1/A+*/A+@	1,000,000	1,019,690
Iredell County NC Certificates of Participation Public Facility	5.250	10/01/2020	A1/AA-@	1,000,000	1,053,570
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	A1/AA-*	1,000,000	1,036,020
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AAA*/AA+@	500,000	501,000
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AAA*/AA+@	550,000	567,067
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	100,016
Montgomery County NC Certificates of Participation Series A	5.000	02/01/2030	A-*	1,680,000	1,685,173
New Hanover County NC Hospital Revenue	5.000	10/01/2019	A1/A+*	1,175,000	1,154,579
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aa2/AA-*/AA-@	1,000,000	1,035,640
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	BBB-*	600,000	547,224
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	BBB-*	630,000	518,345
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AAA*/AA+@	2,500,000	2,518,675
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Baa1	150,000	150,048
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/A*	1,000,000	1,087,770
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1/BBB*	1,000,000	1,099,820
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Baa1/BBB+*/BBB+@	1,000,000	990,520
NC Eastern Municipal Power Agency Series B	6.000	01/01/2022	Aa2/AAA*/AA@	750,000	816,908
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	1,000,000	1,024,050
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AAA*/AA+@	1,000,000	1,054,130
NC Medical Care Community Hospital Revenue - High Point	5.000	10/01/2019	BBB*	500,000	470,470
NC Medical Care Community Hospital Revenue - Rex Hospital	5.000	06/01/2017	A1/A+*/A+@	500,000	500,645
NC Medical Care Community Hospital Revenue - St Joseph	5.100	10/01/2014	BBB*/AA@	5,000	5,001
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	BBB*/BBB+@	50,000	50,064
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aa3/AA-@	1,000,000	1,036,020
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aa3/AA-@	1,000,000	1,028,030
Randolph County NC Certificates of Participation	5.000	02/01/2027	A1	1,000,000	1,008,110
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa2/AAA*	750,000	748,928
Sampson County NC Certificates of Participation	5.000	06/01/2022	Aa3/AAA*/AA+@	1,250,000	1,313,300
Sampson County NC Certificates of Participation	5.000	06/01/2026	Aa3/AAA*/AA+@	1,000,000	1,027,590
University of NC System Pool Revenue	5.000	04/01/2019	Aa3	1,000,000	1,055,230
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	A*	1,000,000	1,041,190
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A*	580,000	585,371
University of NC System Pool Revenue Series A	5.000	10/01/2026	Aa2	1,000,000	1,052,120
University of NC System Pool Revenue - Series A	5.000	10/01/2033	Aa2	950,000	959,035
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa3/AA*/AA-@	1,500,000	1,509,090
Wilmington NC Store Water Revenue	5.000	06/01/2028	A1/AA*	500,000	510,800
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	Aa2/AAA*/AA@	780,000	822,322
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	Aa2/AAA*/AA@	750,000	771,488
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aa2/AAA*/AA@	1,355,000	1,362,751
Wilson Combined Enterprise System	4.700	12/01/2022	Aa3/AA+@	500,000	510,425
					46,243,402
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
17.77% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa3/AA*/AA-@	650,000	669,656
Cabarrus County Certificates of Participation **	5.000	01/01/2029	Aa3/AA*/AA-@	750,000	747,218
Charlotte NC Certificates of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,046,290
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA@	1,455,000	1,525,290
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA@	775,000	808,387
Charlotte NC Certificates of Participation Convention Facility	5.000	06/01/2034	Aa2/AA+*/AA@	750,000	751,124
Charlotte NC Certificates of Participation Government Facility	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,050,810
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,056
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	565,890
Mecklenburg County NC Certificates of Participation Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,049,040
Mecklenburg County NC Certificates of Participation Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	429,687
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,000,000	1,009,270
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	1,500,000	1,556,115
Winston Salem NC Certificates of Participation Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	670,362
					11,884,195
MUNICIPAL UTILITY REVENUE BONDS
3.03% of Net Assets
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	999,541
Raleigh NC Combined Enterprise System Revenue	5.000	03/01/2031	Aaa1/AAA*/AAA@	1,000,000	1,027,310
					2,026,851
LEASE REVENUE BONDS
2.69% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aa1/AAA*/AAA@	750,000	757,178
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa1/AA+*/AA+@	1,000,000	1,041,070
					1,798,248
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.63% of Net Assets
NC Medical Care Health Care Facilities Revenue Novant Health	5.000%	11/01/2017	A1/A+*/AA-@	$1,000,000	$1,022,990
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,668
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,258
					1,093,916
PREREFUNDED BONDS
1.49% of Net Assets
NC Eastern Municipal Power Agency Power System Series A	6.000	01/01/2026	BBB+*/BBB+@	805,000	995,374
					995,374

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.77% of Net Assets
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	513,705
					513,705
ESCROWED TO MATURITY BONDS
.52% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	AA-@	325,000	348,592
					348,592
GENERAL OBLIGATION BONDS
.87% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa3/AA*/AA@	225,000	238,731
Iredell County NC Community College	5.000	04/01/2027	Aa3/AA*/AA@	325,000	342,882
					581,613
STATE AND LOCAL MORTGAGE REVENUE BONDS
.28% of Net Assets
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	25,000	25,004
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,030
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	35,000	35,119
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	NR	90,000	90,010
					190,163

Total Investments (cost $65,986,007) (See (a) below for further explanation) 98.18% of Net Assets					$65,676,059

**	When-Issued security or extended settlement - see footnote 1(D)
*	Standard and Poor's Corporation
@	Fitch's Investors Service
Allother ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$617,343
Unrealized depreciation	(927,291)
Net unrealized depreciation	$(309,948)

Other Information
The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value.  The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	65,676,059
Level 3	Significant Unobservable Inputs	—
$65,676,059

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

ASSETS:
Investments in securities, at value (Cost: $65,986,007)		$65,676,059
Cash		1,426,373
Interest receivable		790,894
Prepaid expenses		1,524
Total assets		67,894,850
LIABILITIES:
Payable for:
Investments purchased	745,365
Distributions to shareholders	171,223
Fund shares redeemed	37,540
Investment advisory fee	28,597
Transfer agent fee	1,585
Accrued expenses	19,926
Total liabilities		1,004,236
NET ASSETS:
Capital		67,548,198
Net accumulated realized loss on investment transactions		(347,636)
Net unrealized depreciation in value of investments		(309,948)
Net assets at value		$66,890,614
NET ASSET VALUE, offering price and redemption price per share ($66,890,614 -:- 6,246,122 shares outstanding; unlimited number of shares authorized; no par value)		$10.71

STATEMENT OF OPERATIONS
For the year ended June 30, 2009

Net investment income:
Interest income	$2,900,854
Expenses:
Investment advisory fee	315,104
Transfer agent fee	81,625
Custodian expense	5,979
Professional fees	14,362
Trustee fees	7,326
Other expenses	29,948
Total expenses	454,344
Custodian expense reduction	(3,600)
Net expenses	450,744
Net investment income	2,450,110
Realized and unrealized gain on investments:
Net realized gain	114,445
Net change in unrealized appreciation/depreciation	241,950
Net realized and unrealized gain on investments	356,395
Net increase in net assets resulting from operations	$2,806,505

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2009 and 2008

	2009	2008
Increase in net assets:
Operations:
Net investment income	$2,450,110	$2,282,515
Net realized gain on investments	114,445	225,541
Net change in unrealized appreciation/depreciation	241,950	(1,039,402)
Net increase in net assets resulting from operations	2,806,505	1,468,654
Distributions from net investment income	(2,450,110)	(2,282,515)
Net fund share transactions (Note 4)	1,234,276	11,119,539
Total increase	1,590,671	10,305,678
Net assets:
Beginning of year	65,299,943	54,994,265
End of year	$66,890,614	$65,299,943

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$10.62	$10.74	$10.74	$11.10	$10.78
Income from investment operations:
Net investment income	0.41	0.41	0.41	0.42	0.44
Net gains/(losses) on securities, both realized and unrealized	0.09	(0.12)	0.00 (b)	(0.36)	0.32
Total from investment operations	0.50	0.29	0.41	0.06	0.76
Less distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.41)	(0.42)	(0.44)
Net asset value, end of year	$10.71	$10.62	$10.74	$10.74	$11.10
Total return	4.83%	2.69%	3.85%	0.59%	7.13%
Net assets, end of year (in thousands)	$66,891	$65,300	$54,994	$48,770	$44,739
Ratio of net expenses to average net assets (a)	0.72%	0.71%	0.73%	0.72%	0.69%
Ratio of net investment income to average net assets	3.89%	3.76%	3.79%	3.89%	3.97%
Portfolio turnover	7.82%	11.03%	5.20%	12.73%	7.96%

(a)	Percentages are after custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought. Percentages before custodian/interest expense reductions were:
.72% for 2009; .72% for 2008; .74% for 2007; .74% for 2006; and.72% for 2005.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2009

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
63.42% of Net Assets
Catawba County NC Certificates of Participation Public School		5.250%	06/01/2016	Aa3	$125,000	$136,634
Catawba County NC Certificates of Participation Public School		5.250	06/01/2018	Aa3	125,000	134,276
Catawba County NC Certificate of Participation		5.250	06/01/2019	Aa3/A*	200,000	214,688
Centennial Authority NC Hotel Tax Revenue Arena Project		5.000	09/01/2012	Aa3/AAA*/AA+@	100,000	101,051
Charlotte NC Certificates of Participation		5.000	08/01/2012	Aa2/AA+*/AA@	1,000,000	1,101,010
Davie County NC Community College		4.000	06/01/2013	A2/A*	250,000	265,065
Greenville NC Certificates of Participation Public Facility		4.600	06/01/2011	A1/A*	100,000	100,047
Harnett County NC Certificates of Participation		5.250	12/01/2009	AAA*/AA+@	240,000	244,468
Haywood NC Certificates of Participation Refunding		5.000	10/01/2016	A3/A*	635,000	679,602
Henderson County NC Certificates of Participation - Series A		5.250	05/01/2020	A1/A+*/A+@	300,000	314,868
Iredell County NC Certificates of Participation School Project		5.000	06/01/2018	A1/AA-*	425,000	458,711
Lee County NC Certificates of Participation		5.000	04/01/2016	Aa3/AAA*/AA+@	215,000	230,944
Lincolnton NC Enterprise System Revenue		5.000	05/01/2016	NR	385,000	390,613
New Hanover County NC Regional Medical Center Hospital Revenue		4.250	10/01/2009	A1/A+*	100,000	100,752
NC Medical Care Community Hospital - Rowan Medical		5.250	09/01/2016	Aa3/AAA*/AA+@	1,100,000	1,183,787
North Carolina Medical Care Community Hospital - Chatham Memorial		3.625	10/01/2010	BBB-*	100,000	101,699
NC Eastern Municipal Power Agency		5.250	01/01/2019	Aa2/AAA*/AA@	250,000	266,765
NC Municipal Power Agency Number 1 Catawba Electric		6.000	01/01/2010	A2/A*/A@	200,000	204,520
NC Municipal Power Agency Number 1 Catawba Electric Revenue		5.250	01/01/2019	A2/A*/A@	200,000	204,810
NC Medical Care Community Hospital - Scotland Memorial		5.375	10/01/2011	BBB*	25,000	25,015
NC Medical Community Hospital - Wayne Memorial		4.750	10/01/2011	A2	350,000	353,959
Pitt County NC Certificates of Participation School Facility		4.750	04/01/2010	Aa3/AAA*/AA+@	100,000	102,957
Union County NC Certificates of Participation		5.000	06/01/2012	Aa3/AA-*/AA-@	100,000	109,717
Union County NC Certificates of Participation		5.000	06/01/2020	Aa3/AA-*/AA-@	250,000	266,215
University of NC Ashville Revenue		5.000	06/01/2014	A2	50,000	53,527
University NC System Pool Revenue		5.000	10/01/2009	Baa1/AA-*	50,000	50,503
						7,396,203
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
14.80% of Net Assets
Cabarrus County NC Certificates of Participation	**	5.000	06/01/2014	Aa3/AA*/AA-@	135,000	149,145
Cabarrus County Certificates of Participation	**	4.000	01/01/2015	Aa3/AA*/AA-@	225,000	233,440
Cary County NC Certificates of Participation		5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	269,588
Chapel Hill NC Certificates of Participation Operations Center		5.250	06/01/2019	Aa1/AA*	260,000	279,377
Charlotte NC Certificates of Participation		4.000	06/01/2012	Aa2/AA+*/AA@	50,000	53,232
Charlotte NC Certificates of Participation		4.375	12/01/2014	Aa2/AA+*	50,000	52,489
Durham NC Certificates of Participation		5.000	04/01/2010	Aa1/AA+*/AA+@	50,000	51,603
NC State Certificates of Participation Wildlife Resources		5.250	06/01/2018	Aa1/AA+*/AA+@	500,000	530,265
Pitt County NC Certificates of Participation Jail Facility		4.000	04/01/2013	A1/A+*/AA-@	100,000	107,231
						1,726,370
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.23% of Net Assets
Charlotte-Mecklenburg Hospital		5.000	01/15/2019	Aa3/AA-*	200,000	212,638
Charlotte-Mecklenburg Hospital		4.375	01/15/2019	Aa3/AA-*	150,000	152,837
Johnston NC Memorial Hospital Authority		4.000	10/01/2012	Aa3/AAA*/AA+@	200,000	213,706
NC Medical Care Community Hospital - Pitt Memorial		4.400	12/01/2011	A1/A+*/AA-@	275,000	277,153
NC Medical Care Mission Health Combined Group		4.000	10/01/2014	Aa3/AA*/AA@	100,000	103,738
						960,072
GENERAL OBLIGATION BONDS
6.31% of Net Assets
Mecklenburg County NC Refunding - Series A		5.000	08/01/2014	Aaa/AAA*/AAA@	125,000	142,268
NC State Public Improvement General Obligation		4.500	03/01/2010	Aaa/AAA*/AAA@	150,000	153,881
NC State Public School Building General Obligation		4.600	04/01/2010	Aaa/AAA*/AAA@	50,000	50,285
NC Public School Building General Obligation		4.600	04/01/2011	Aaa/AAA*/AAA@	115,000	116,247
NC State Public Improvement - Series A		5.000	03/01/2019	Aaa/AAA*/AAA@	250,000	273,150
						735,831
LEASE REVENUE BONDS
3.44% of Net Assets
Greensboro NC Enterprise System Revenue		5.000	06/01/2011	Aa2/AAA*/AA+@	250,000	268,515
NC Municipal Power Agency Number 1 Catawba Electric		5.250	01/01/2018	A2/A-*/A@	125,000	132,376
						400,891
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.77% of Net Assets
University of NC Revenue Refunding		5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	206,049
						206,049
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.08% of Net Assets
NC Housing Financial Agency Home Ownership - Series 16B		4.125	07/01/2012	Aa2/AA*	120,000	125,394
						125,394

Total Investments (cost $11,308,275) (See (a) below for further explanation) 99.05% of Net Assets						$11,550,810

**	When-Issued security or extended settlement - see footnote 1(D)
*	Standard and Poor's Corporation
@	Fitch's Investors Service
Allother ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$224,784
Unrealized appreciation	17,751
Net unrealized appreciation	$242,535

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2009

Other Information
The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value.  The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,550,810
Level 3	Significant Unobservable Inputs	—
$11,550,810

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

ASSETS:
Investments in securities, at value (Cost: $11,308,275)		$11,550,810
Cash		241,478
Interest receivable		130,526
Total assets		11,922,814
LIABILITIES:
Payable for:
Investments purchased	233,033
Distributions to shareholders	9,265
Fund shares redeemed	247
Investment advisory fee	4,655
Transfer agent fee	223
Trustee fee	360
Accrued expenses	13,151
Total liabilities		260,934
NET ASSETS:
Capital		11,558,905
Net accumulated realized loss on investment transactions		(139,560)
Net unrealized appreciation in value of investments		242,535
Net assets at value		$11,661,880
NET ASSET VALUE, offering price and redemption price per share ($11,661,880 -:- 1,102,984 shares outstanding; unlimited number of shares authorized; no par value)		$10.57

STATEMENT OF OPERATIONS
For the year ended June 30, 2009

Net investment income:
Interest income	$438,045
Expenses:
Investment advisory fee	56,926
Transfer agent fee	17,078
Custodian expense	3,998
Professional fees	2,532
Pricing	5,000
Trustee fees	1,299
Other expenses	11,813
Total expenses	98,646
Custodian expense reduction	(3,600)
Fees waived by Adviser	(2,550)
Net expenses	92,496
Net investment income	345,549
Realized and unrealized gain on investments:
Net realized gain	13,645
Net change in unrealized appreciation/depreciation	207,238
Net realized and unrealized gain on investments	220,883
Net increase in net assets resulting from operations	$566,432

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2009 and 2008

	2009	2008
Decrease in net assets:
Operations:
Net investment income	$345,549	$346,156
Net realized gain/(loss) on investments	13,645	(3,206)
Net change in unrealized appreciation/depreciation	207,238	94,723
Net increase in net assets resulting from operations	566,432	437,673
Distributions from net investment income	(345,549)	(346,156)
Net fund share transactions (Note 4)	306,732	(238,715)
Total increase/(decrease)	527,615	(147,198)
Net assets:
Beginning of year	11,134,265	11,281,463
End of year	$11,661,880	$11,134,265

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$10.37	$10.30	$10.31	$10.60	$10.57
Income from investment operations:
Net investment income	0.32	0.32	0.32	0.30	0.30
Net gains/(losses) on securities, both realized and unrealized	0.20	0.07	(0.01)	(0.29)	0.03
Total from investment operations	0.52	0.39	0.31	0.01	0.33
Less distributions:
Distributions from capital gains	-	-	- (b)	-	-
Distributions from net investment income	(0.32)	(0.32)	(0.32)	(0.30)	(0.30)
Net asset value, end of year	$10.57	$10.37	$10.30	$10.31	$10.60
Total return	5.07%	3.78%	2.97%	0.06%	3.14%
Net assets, end of year (in thousands)	$11,662	$11,134	$11,281	$13,187	$16,829
Ratio of net expenses to average net assets (a)	0.81%	0.82%	0.81%	0.74%	0.56%
Ratio of net investment income to average net assets	3.04%	3.03%	3.01%	2.83%	2.81%
Portfolio turnover	10.14%	23.91%	13.33%	19.07%	5.93%

(a)
Percentages are after expenses waived by Adviser and custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.  Expenses waived by Adviser and custodian/interest expense reductions were:

.02% and .03% for 2009; 0% and .04% for 2008; 0% and .04% for 2007; .05% and.03% for 2006; and .21% and .03% for 2005, respectively.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
60.04% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2027	Aa3/AA-*	$1,500,000	$1,512,780
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa3/AA-*	750,000	719,385
Blount County TN Public Building Authority General Obligati	5.250	06/01/2019	NR	1,050,000	1,064,931
Blount County TN Building Authority Local Government	5.000	06/01/2032	A2	750,000	735,923
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aa3/AAA*/AA+@	1,000,000	1,032,690
Clarksville TN Electric System Revenue	5.000	09/01/2022	A1	1,065,000	1,100,997
Clarksville TN Electric System Revenue	5.000	09/01/2032	A1	1,250,000	1,195,388
Cleveland TN General Obligation - Series A	5.000	06/01/2027	A2	680,000	683,128
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	A1	1,000,000	1,019,200
Columbia TN Refunded - Sewer System	5.000	12/01/2024	A1	1,235,000	1,271,815
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	A+*	1,000,000	1,032,039
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa2	2,540,000	2,641,625
Giles County TN	4.500	02/01/2018	A2	1,000,000	1,032,860
Greene County TN General Obligation - Series B	5.000	06/01/2024	Baa1	505,000	515,635
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2026	AA*	1,000,000	1,050,380
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	AA*	740,000	754,711
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,434,294
Harpeth Valley Utilities TN Davidson & Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,423,678
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	A2/BBB*	200,000	206,194
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	A1	1,000,000	1,005,960
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/A*/BBB@	1,000,000	1,118,100
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	410,000	426,302
Kingsport TN Industrial Development Board Multifamily	5.700	04/20/2038	AAA*	1,000,000	1,014,190
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	Baa1/A*	10,000	10,739
Knox County TN Health Educational & Housing - Covenant Healh	5.000	01/01/2022	Aa3/AAA*/AA+@	450,000	437,369
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	A2/A*	220,000	221,747
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aa3/AA*	1,550,000	1,581,433
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aa3/AA+*	1,150,000	1,173,403
Marion County TN Schools	5.000	06/01/2025	A3	1,050,000	1,072,113
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa2/AA*/AA@	1,000,000	1,046,940
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa2/AA*/AA@	1,000,000	1,047,940
Metro Nashville & Davidson County TN Multi Family	4.600	11/01/2026	AAA*	920,000	897,782
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aa3/AAA*/AA+@	1,000,000	1,056,070
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa2/AA*/AA@	1,400,000	1,461,950
Montgomery County TN General Obligation	4.750	05/01/2020	Aa3	1,000,000	1,047,340
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	256,527
Overton County TN Refunding - Schools General Obligation	5.000	04/01/2018	Baa1	1,000,000	1,066,590
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa2/AAA*	1,000,000	1,020,240
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa3/AA+@	1,435,000	1,441,328
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AAA*	1,000,000	1,020,870
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	757,735
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	Aa3/AAA*/AA+@	1,125,000	1,144,159
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	BBB+*/BBB+@	1,000,000	878,350
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	BBB+*/BBB+@	2,500,000	2,151,950
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	BBB+*/BBB+@	1,000,000	780,640
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aa2/AAA*/AA+@	675,000	678,692
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa2/AA*/AA@	1,395,000	1,457,287
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa2/AA*/AA@	1,440,000	1,503,533
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	A2	2,460,000	2,417,688
White House Utility District TN Water & Sewer	5.000	01/01/2028	A2	1,235,000	1,247,301
White House Utility District TN Water & Sewer	5.000	01/01/2030	A2	2,505,000	2,495,431
					55,365,352
GENERAL OBLIGATION BONDS
12.77% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	837,368
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA+*/AA+@	1,430,000	1,604,160
Memphis TN General Improvement	5.000	05/01/2020	A1/AA*/A+@	1,500,000	1,558,020
Metro Government Nashville & Davidson County TN -Series B	5.000	08/01/2024	Aa2/AA*/AA@	1,500,000	1,586,955
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*/AA@	1,000,000	1,061,850
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	511,455
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	825,000	825,000
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aaa	750,000	814,455
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aaa	1,400,000	1,482,614
Williamson County TN General Obligation	5.000	05/01/2022	Aaa	1,400,000	1,494,668
					11,776,545
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.97% of Net Assets
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2016	BBB-*	2,500,000	2,140,075
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2019	BBB-*	1,660,000	1,333,876
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	4,750,000	4,794,650
					8,268,601
LEASE REVENUE BONDS
6.26% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	254,595
Memphis-Shelby County Sports Authority	5.250	11/01/2027	A1/AA-*/A@	750,000	729,300
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa1/AA+*	985,000	970,304
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa2/AA*/AA@	1,000,000	1,039,010
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa2/AA*/AA@	2,750,000	2,783,440
					5,776,649

The accompanying notes are an integral part of the financial statements.

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
STATE AND LOCAL MORTGAGE REVENUE
5.01% of Net Assets
TN Housing Development Agency Homeownership Program	5.500%	07/01/2020	Aa1/AA+*	$335,000	$338,313
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	1,000,000	990,320
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	750,000	748,958
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa1/AA+*	230,000	233,972
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa1/AA*	2,265,000	2,312,497
					4,624,060
PREREFUNDED BONDS
2.28% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	A2/A*	2,000,000	2,025,100
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	A*	60,000	73,489
					2,098,589
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.84% of Net Assets
Metro Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,700,527
					1,700,527
ESCROWED TO MATURITY BONDS
1.29% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	AAA*	5,000	5,338
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	A*	1,000,000	1,012,260
Metro Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	175,000	175,238
					1,192,836

Total Investments (cost $92,559,667) (See (a) below for further explanation) 98.46% of Net Assets					$90,803,159

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$663,337
Unrealized depreciation	(2,419,845)
Net unrealized depreciation	$(1,756,508)

Other Information
The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value.  The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	90,803,159
Level 3	Significant Unobservable Inputs	—
$90,803,159

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

ASSETS:
Investments in securities, at value (Cost: $92,559,667)		$90,803,159
Cash		1,263,511
Receivable for Fund Shares Sold		1,179
Interest receivable		1,410,849
Prepaid expenses		1,485
Total assets		93,480,183
LIABILITIES:
Payable for:
Investments purchased	725,948
Distributions to shareholders	417,601
Fund shares redeemed	11,675
Investment advisory fee	37,534
Transfer agent fee	1,584
Accrued expenses	63,629
Total liabilities		1,257,971
NET ASSETS:
Capital		94,287,302
Net accumulated realized loss on investment transactions		(308,582)
Net unrealized depreciation in value of investments		(1,756,508)
Net assets at value		$92,222,212
NET ASSET VALUE, offering price and redemption price per share ($92,222,212 -:- 8,613,844 shares outstanding; unlimited number of shares authorized; no par value)		$10.71

STATEMENT OF OPERATIONS
For the year ended June 30, 2009

Net investment income:
Interest income	$4,076,892
Expenses:
Investment advisory fee	442,850
Transfer agent fee	112,283
Custodian expense	7,583
Professional fees	20,194
Trustee fees	10,300
Other expenses	34,760
Total expenses	627,970
Custodian expense reduction	(4,191)
Net expenses	623,779
Net investment income	3,453,113
Realized and unrealized loss on investments:
Net realized loss	(16,360)
Net change in unrealized appreciation/depreciation	(593,772)
Net realized and unrealized loss on investments	(610,132)
Net increase in net assets resulting from operations	$2,842,981

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2009 and 2008

	2009	2008
Decrease/Increase in net assets:
Operations:
Net investment income	$3,453,113	$3,671,800
Net realized gain/(loss) on investments	(16,360)	158,100
Net change in unrealized appreciation/depreciation	(593,772)	(1,100,265)
Net increase in net assets resulting from operations	2,842,981	2,729,635
Distributions from net investment income	(3,453,113)	(3,671,800)
Net fund share transactions (Note 4)	2,434,995	(8,357,547)
Total increase/(decrease)	1,824,863	(9,299,712)
Net assets:
Beginning of year	90,397,349	99,697,061
End of year	$92,222,212	$90,397,349

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$10.77	$10.87	$10.84	$11.21	$10.87
Income from investment operations:
Net investment income	0.41	0.41	0.41	0.42	0.43
Net gains/(losses) on securities, both realized and unrealized	(0.06)	(0.10)	0.03	(0.37)	0.34
Total from investment operations	0.35	0.31	0.44	0.05	0.77
Less distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.41)	(0.42)	(0.43)
Net asset value, end of year	$10.71	$10.77	$10.87	$10.84	$11.21
Total return	3.40%	2.87%	4.05%	0.45%	7.21%
Net assets, end of year (in thousands)	$92,222	$90,397	$99,697	$88,268	$82,640
Ratio of net expenses to average net assets (a)	0.70%	0.71%	0.72%	0.71%	0.67%
Ratio of net investment income to average net assets	3.90%	3.74%	3.70%	3.82%	3.89%
Portfolio turnover	7.62%	15.71%	8.55%	6.14%	9.49%

(a)	Percentages are after custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought. Percentages before custodian/interest expense reductions were:
.71% for 2009; .72% for 2008; .73% for 2007; .72% for 2006; and .69% for 2005.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2009

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
73.93% of Net Assets
Dickson County TN Refunding	5.000%	06/01/2015	A3	$140,000	$150,545
Johnson City TN Refunding	4.000	06/01/2015	AA-@	400,000	425,108
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa3/AAA*/AA+@	300,000	308,133
Kingsport TN Series B Water & Sewer	5.000	03/01/2013	A1	100,000	111,160
Knoxville TN Electric Revenue - Series V	4.750	07/01/2021	Aa3/AAA*/AA+@	150,000	154,265
Maury County TN School & Public Improvement	5.000	04/01/2016	A1	1,000,000	1,089,320
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	A1/AA-*/A@	500,000	545,355
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	A1/AA-*/A@	275,000	290,323
Memphis TN General Obligation General Improvement	5.000	10/01/2016	A1/AA*/A+@	450,000	486,593
Memphis TN Series A	5.000	04/01/2024	Aa3/AAA*/AA+@	200,000	209,132
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aa2/AA+*/AA@	1,200,000	1,297,584
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa3/A*	270,000	291,851
Metropolitan Nashville Airport Authority - Series A	4.500	07/01/2014	Aa2/AAA*/AA@	250,000	265,270
Sevier County TN Public Building Authority	4.000	03/01/2014	AAA*	100,000	105,304
Shelby County Health Education	5.250	09/01/2020	Aa3/AAA*	400,000	421,604
Sullivan County TN Health Educational & Housing Facility Board	5.000	09/01/2011	BBB+*/BBB+@	335,000	334,297
Washington County TN Refunding School & Public Improvement	5.000	04/01/2015	Aa3	200,000	221,204
					6,707,048
LEASE REVENUE BONDS
9.20% of Net Assets
Chattanooga TN Electric Revenue - Series A	5.000	09/01/2021	AA*	400,000	433,917
Memphis-Shelby County Airport Special Facilities - Federal Ex	5.000	09/01/2009	Baa2/BBB*	400,000	400,988
					834,905
GENERAL OBLIGATION BONDS
8.11% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA+*/AA@	500,000	526,810
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	208,614
					735,424
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.75% of Net Assets
TN Housing Development Agency - Series 1B	4.800	07/01/2024	Aa1/AA+*	340,000	340,469
					340,469
MUNICIPAL UTILITY REVENUE BONDS
1.92% of Net Assets
Knoxville TN Gas Revenue System - Series J	4.750	03/01/2010	Aa3/AA*	170,000	174,100
					174,100
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.13% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	102,886
					102,886

Total Investments (cost $8,706,324) (See (a) below for further explanation) 98.04% of Net Assets					$8,894,832

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$188,508
Unrealized depreciation	0
Net unrealized appreciation	$188,508

Other Information
The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value.  The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,894,832
Level 3	Significant Unobservable Inputs	—
$8,894,832

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

ASSETS:
Investments in securities, at value (Cost: $8,706,324)		$8,894,832
Cash		60,248
Defaulted securities receivable		33,600
Interest receivable		103,225
Total assets		9,091,905
LIABILITIES:
Payable for:
Distributions to shareholders	6,043
Investment advisory fee	3,681
Transfer agent fee	177
Trustee fee	665
Accrued expenses	6,798
Total liabilities		17,364
NET ASSETS:
Capital		9,266,828
Net accumulated realized loss on investment transactions		(380,795)
Net unrealized appreciation in value of investments		188,508
Net assets at value		$9,074,541
NET ASSET VALUE, offering price and redemption price per share ($9,074,541 -:- 861,116 shares outstanding; unlimited number of shares authorized; no par value)		$10.54

STATEMENT OF OPERATIONS
For the year ended June 30, 2009

Net investment income:
Interest income	$361,495
Expenses:
Investment advisory fee	47,748
Transfer agent fee	14,325
Custodian expense	3,954
Professional fees	2,207
Pricing fees	5,000
Trustee fees	1,135
Other expenses	7,255
Total expenses	81,624
Custodian expense reduction	(3,600)
Net expenses	78,024
Net investment income	283,471
Realized and unrealized gain/(loss) on investments:
Net realized loss	(193,826)
Net change in unrealized appreciation/depreciation	367,258
Net realized and unrealized gain on investments	173,432
Net increase in net assets resulting from operations	$456,903

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2009 and 2008

	2009	2008
Decrease in net assets:
Operations:
Net investment income	$283,471	$305,801
Net realized loss on investments	(193,826)	(4,503)
Net change in unrealized appreciation/depreciation	367,258	11,181
Net increase in net assets resulting from operations	456,903	312,479
Distributions from net investment income	(283,471)	(305,801)
Net fund share transactions (Note 4)	(1,433,415)	(551,757)
Total decrease	(1,259,983)	(545,079)
Net assets:
Beginning of year	10,334,524	10,879,603
End of year	$9,074,541	$10,334,524

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$10.31	$10.32	$10.29	$10.60	$10.58
Income from investment operations:
Net investment income	0.31	0.31	0.31	0.30	0.30
Net gains/(losses) on securities, both realized and unrealized	0.23	(0.01)	0.03	(0.31)	0.02
Total from investment operations	0.54	0.30	0.34	(0.01)	0.32
Less distributions:
Distributions from net investment income	(0.31)	(0.31)	(0.31)	(0.30)	(0.30)
Net asset value, end of year	$10.54	$10.31	$10.32	$10.29	$10.60
Total return	5.31%	2.90%	3.34%	(0.10)%	3.05%
Net assets, end of year (in thousands)	$9,075	$10,335	$10,880	$15,056	$19,323
Ratio of net expenses to average net assets (a)	0.82%	0.81%	0.79%	0.71%	0.56%
Ratio of net investment income to average net assets	2.97%	2.96%	3.00%	2.86%	2.81%
Portfolio turnover	15.00%	22.22%	0.00%	23.21%	13.91%

(a)
Percentages are after expenses waived by Adviser and custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.  Expenses waived by Adviser and custodian/interest expense reductions were:

0% and .04% for 2009; 0% and .05% for 2008; 0% and .04% for 2007; .04% and .03% for 2006; and .19% and .04% for 2005, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies -- 100%
June 30, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
GOVERNMENT AGENCIES
98.43% of Net Assets

FEDERAL HOME LOAN BANK
47.13% of Net Assets
Federal Home Loan Banks Medium Term Note	5.550%	08/20/2018	Aaa/AAA*	$2,000,000	$2,052,623
Federal Home Loan Banks Medium Term Note	7.000	08/15/2014	Aaa/AAA*	500,000	593,233
Federal Home Loan Banks Medium Term Note	5.375	04/22/2015	Aaa/AAA*	3,025,000	3,126,675
Federal Home Loan Banks Medium Term Note	5.000	01/22/2018	Aaa/AAA*	1,250,000	1,264,042
Federal Home Loan Banks Medium Term Note	5.250	02/22/2023	Aaa/AAA*	1,500,000	1,493,172
Federal Home Loan Banks Medium Term Note	5.550	06/19/2023	Aaa/AAA*	500,000	515,633
Federal Home Loan Banks Medium Term Note	5.000	12/17/2018	Aaa/AAA*	1,000,000	966,419
Federal Home Loan Banks Medium Term Note	4.500	03/26/2021	Aaa/AAA*	1,500,000	1,489,501
Federal Home Loan Banks Medium Term Note	4.250	04/09/2019	Aaa/AAA*	500,000	485,234
					11,986,532
FEDERAL FARM CREDIT
16.18% of Net Assets
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,657,299
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	1,937,290
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	519,295
					4,113,884
FEDERAL NATIONAL MORTGAGE ASSOCIATION
15.66% of Net Assets
Federal National Mortgage Association	5.750	04/12/2022	Aaa/AAA*/AAA@	500,000	507,263
Federal National Mortgage Association	4.375	05/20/2019	Aaa/AAA*/AAA@	1,000,000	986,298
Federal National Mortgage Association	5.000	06/30/2023	Aaa/AAA*/AAA@	500,000	491,777
Federal National Mortgage Association	5.100	08/20/2020	Aaa/AAA*/AAA@	1,000,000	1,000,388
Federal National Mortgage Association	5.050	02/14/2023	Aaa/AAA*/AAA@	500,000	494,806
Federal National Mortgage Association	5.500	06/25/2024	Aaa/AAA*/AAA@	500,000	502,412
					3,982,944
FEDERAL HOME LOAN MORTGAGE
13.69% of Net Assets
Federal Home Loan Mortgage Corporation	5.000	06/11/2021	AAA/AAA*/AAA@	500,000	494,798
Federal Home Loan Mortgage Corporation	5.000	04/15/2021	Aaa/AAA*/AAA@	3,000,000	2,987,310
					3,482,108
STUDENT LOAN MARKETING ASSOCIATION
4.58% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	AAA	1,000,000	1,164,719
					1,164,719

TOTAL GOVERNMENT AGENCIES					24,730,187

INVESTMENT FUND
1.57% of Net Assets
US Bank U.S. Treasury Money Market Fund				398,823	$398,823
					398,823

Total Investments (cost $24,602,683) (See (a) below for further explanation) 98.81% of Net Assets					$25,129,010

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$607,088
Unrealized depreciation	(80,761)
Net unrealized appreciation	$526,327

Other Information
The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value.  The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs	Investment Fund	Government Agencies	Total
Level 1 Quoted Prices	$398,823	$—	$398,823
Level 2 Other Significant Observable Inputs	---	24,730,187	24,730,187
Level 3 Significant Unobservable Inputs	—	—	—
	$398,823	$24,730,187	$25,129,010

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

ASSETS:
Investments in securities, at value (Cost: $24,602,683)		$25,129,010
Cash		5,460
Interest receivable		328,390
Receivable for fund shares sold		2,500
Prepaid expenses		399
Total assets		25,465,759
LIABILITIES:
Payable for:
Distributions to shareholders	29,082
Fund shares redeemed	252
Investment advisory fee	4,138
Transfer agent fee	593
Accrued expenses	1,070
Total liabilities		35,135
NET ASSETS:
Capital		25,107,598
Net accumulated realized loss on investment transactions		(203,301)
Net unrealized appreciation in value of investments		526,327
Net assets at value		$25,430,624
NET ASSET VALUE, offering price and redemption price per share ($25,430,624 -:- 2,530,418 shares outstanding; unlimited number of shares authorized; no par value)		$10.05

STATEMENT OF OPERATIONS
For the year ended June 30, 2009

Net investment income:
Interest income	$1,236,186
Expenses:
Investment advisory fee	48,530
Transfer agent fee	35,118
Custodian expense	4,551
Professional fees	5,555
Printing	8,000
Trustee fees	2,805
Other expenses	13,885
Total expenses	118,444
Custodian expense reduction	(3,600)
Net expenses	114,844
Net investment income	1,121,342
Realized and unrealized gain on investments:
Net realized gain	25,813
Net change in unrealized appreciation/depreciation	258,569
Net realized and unrealized gain on investments	284,382
Net increase in net assets resulting from operations	$1,405,724

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2009 and 2008

	2009	2008
Increase in net assets:
Operations:
Net investment income	$1,121,342	$1,122,333
Net realized gain on investments	25,813	71,617
Net change in unrealized appreciation/depreciation	258,569	553,034
Net increase in net assets resulting from operations	1,405,724	1,746,984
Distributions from net investment income	(1,121,342)	(1,122,333)
Net fund share transactions (Note 4)	2,014,141	(45,637)
Total increase	2,298,523	579,014
Net assets:
Beginning of year	23,132,101	22,553,087
End of year	$25,430,624	$23,132,101

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$9.93	$9.66	$9.58	$10.07	$9.94
Income from investment operations:
Net investment income	0.46	0.48	0.49	0.48	0.47
Net gains/(losses) on securities, both realized and unrealized	0.12	0.27	0.08	(0.49)	0.13
Total from investment operations	0.58	0.75	0.57	(0.01)	0.60
Less distributions:
Distributions from net investment income	(0.46)	(0.48)	(0.49)	(0.48)	(0.47)
Net asset value, end of year	$10.05	$9.93	$9.66	$9.58	$10.07
Total return	5.99%	7.88%	6.04%	(0.14)%	6.17%
Net assets, end of year (in thousands)	$25,431	$23,132	$22,553	$21,487	$22,369
Ratio of net expenses to average net assets (a)	0.47%	0.49%	0.51%	0.45%	0.44%
Ratio of net investment income to average net assets	4.62%	4.85%	5.05%	4.97%	4.68%
Portfolio turnover	30.35%	33.21%	6.40%	17.67%	28.88%

(a)	Percentages are after custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought. Percentages before custodian/interest expense reductions were:
.49% for 2009, .51% for 2008; .53% for 2007; .47% for 2006; and .48% for 2005.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2009

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund" and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government.  The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation
Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service.  Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.   These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value.  The procedures also include weekly verification of market quotations provided by two independent pricing services.  A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee.  Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157).  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the hierarchy under SFAS 157 are described as follows:

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2009

1.	Organization and Significant Accounting Policies, continued:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:
Prices determined using other significant observable inputs.  Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3:
Price determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or not market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2009, for the Fund’s investments is included at the end of the Funds Schedule of Investments.

On April 9, 2009 the FASB issued Staff Position SFAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP 157-4).  FSP 157-4 provides additional guidance in estimating fair value under statement No. 157, “Fair Value Measurements” (SFAS 157), when the volume and level of transaction activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability.  FSP 157-4 also provides additional guidance on circumstances that may indicate a transaction is not orderly.  FSP 157-4 is effective for interim and annual periods ending after June 15, 2009, and the Funds have adopted its provisions for the period ending June 30, 2009.  FSP 157-4 did not have a significant impact on the Funds’ financial position, results of operations, or disclosures for the period ending June 30, 2009.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date.  At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value.  The value of the security may vary with market fluctuations.  No interest accrues to the Funds until the security is delivered and payment takes place.  At the time the Funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the "code") applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders.  The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2009. Therefore, no federal income tax provision is required.

The Funds have adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", which is effective for fiscal periods beginning after December 15, 2006.  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2009

1.	Organization and Significant Accounting Policies, continued:

accordance with FASB statement 109, "Accounting for Income Taxes."  FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return.  The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize.  FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.  Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day.  Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations.

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
Intermediate Government Bond Series

Quarterly for:	Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Mississippi Tax-Free Income Series
North Carolina Tax-Free Income Series
Tennessee Tax-Free Income Series

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures.  Actual amounts could differ from those estimates.

H.	Subsequent Events

In May 2009, the FASB issued SFAS No. 165, “Subsequent Events” (SFAS No. 165).  The Funds adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated.  The Funds have evaluated subsequent events through the issuance of their financial statements on August 18, 2009.

I.	Recent Accounting Pronouncements

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards Codification TM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS  No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification TM” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2009

1.	Organization and Significant Accounting Policies, continued:

statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds' portfolios.   Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina, and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.  The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2009, investment advisory fees and waived amounts were as follows:

	Investment Advisory fees	Waived Investment Advisory fees
Alabama Tax-Free Income Series	$68,188	$49,789
Kentucky Tax-Free Income Series	3,041,252	-
Kentucky Tax-Free Short-to-Medium Series	284,586	-
Mississippi Tax-Free Income Series	23,570	24,851
North Carolina Tax-Free Income Series	315,104	-
North Carolina Tax-Free Short-to-Medium Series	56,926	2,550
Tennessee Tax-Free Income Series	442,850	-
Tennessee Tax-Free Short-to-Medium Series	47,748	-
Intermediate Government Bond Series	48,530	-

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent.  The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2009

3.	Purchases and Sales of Securities

During the year ended June 30, 2009, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$2,773,971	$1,883,387
Kentucky Tax-Free Income Series	92,180,889	45,884,694
Kentucky Tax-Free Short-to-Medium Series	14,390,783	8,697,500
Mississippi Tax-Free Income Series	1,007,596	423,049
North Carolina Tax-Free Income Series	6,504,011	4,856,157
North Carolina Tax-Free Short-to-Medium Series	1,655,665	1,124,029
Tennessee Tax-Free Income Series	9,305,447	6,666,059
Tennessee Tax-Free Short-to-Medium Series	1,392,677	2,342,894
Intermediate Government Bond Series	9,143,924	7,150,000

4.      Capital Shares

At June 30, 2009 and 2008, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:
ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2009		Year Ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	177,602	$ 2,010,089	239,173	$ 2,773,958
Shares reinvested	34,467	384,144	31,477	363,810
Shares redeemed	(145,306)	(1,573,209)	(105,583)	(1,220,405)
Net increase	66,763	$ 821,024	165,067	$ 1,917,363

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2009		Year Ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	13,477,495	$ 99,262,162	11,797,352	$ 88,090,018
Shares reinvested	2,567,459	18,846,331	2,237,440	16,690,222
Shares redeemed	(10,113,751)	(74,277,082)	(9,141,820)	(38,285,124)
Net increase	5,931,203	$ 43,831,411	4,892,972	$ 36,495,116

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2009		Year ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,567,385	$ 13,382,534	1,752,927	$ 9,137,624
Shares reinvested	237,891	1,241,332	244,350	1,269,365
Shares redeemed	(1,722,891)	(8,971,130)	(3,490,558)	(18,172,172)
Net increase/(decrease)	1,082,385	$ 5,652,736	(1,493,281)	$ (7,765,183)

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2009		Year ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	106,747	$ 1,159,494	57,281	$ 643,985
Shares reinvested	12,194	$132,041	12,070	135,418
Shares redeemed	(67,061)	($707,841)	(122,028)	(1,379,820)
Net increase/(decrease)	51,880	$ 583,694	(52,677)	$ (600,417)

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2009

4.     Capital Shares, continued:

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2009		Year ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,015,568	$ 10,744,015	1,655,177	$ 17,843,888
Shares reinvested	165,404	1,724,580	154,124	1,652,936
Shares redeemed	(1,085,096)	(11,234,319)	(778,018)	(8,377,286)
Net increase	95,876	$ 1,234,276	1,031,283	$ 11,119,539

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2009		Year Ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	173,841	$ 1,827,995	268,903	$ 2,813,699
Shares reinvested	22,164	232,306	22,953	239,638
Shares redeemed	(166,726)	(1,753,569)	(313,729)	(3,292,052)
Net increase/(decrease)	29,279	$ 306,732	(21,873)	$ (238,715)

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2009		Year ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,386,642	$ 14,670,407	1,965,096	$ 21,403,092
Shares reinvested	165,171	1,726,537	147,017	1,596,693
Shares redeemed	(1,333,677)	(13,961,949)	(2,886,948)	(31,357,332)
Net increase/(decrease)	218,136	$ 2,434,995	(774,835)	$ (8,357,547)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2009		Year ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	89,757	$ 935,688	142,006	$ 1,476,833
Shares reinvested	20,621	215,191	22,250	231,384
Shares redeemed	(251,462)	(2,584,294)	(216,755)	(2,259,974)
Net decrease	(141,084)	$ (1,433,415)	(52,499)	$ (551,757)

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2009		Year ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	363,540	$ 3,662,434	326,993	$ 3,266,770
Shares reinvested	81,708	817,623	84,868	847,031
Shares redeemed	(245,504)	(2,465,916)	(416,116)	(4,159,438)
Net increase/(decrease)	199,744	$ 2,014,141	(4,255)	$ (45,637)

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes.  Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2009

6.	Federal Income Taxes

As of June 30, 2009, the Alabama Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any.  As of June 30, 2009 the Kentucky Tax-Free Income Series does not have any capital loss carryforwards.

The capital loss carryforwards expire as follows:

	2010	2011	2012	2013	2014	2015	2016	2017	Total
Alabama Tax-Free Income Series	$-	$-	$-	$-	$-	$-	$-	$18,298	$18,298

Kentucky Tax-Free Short-to-Medium Series	34,064	-	44,500	329,431	74,336	446,645	227,932	223,977	1,380,885

Mississippi Tax-Free Income Series	-	-	-	-	-	-	6,458	3,910	10,368

North Carolina Tax-Free Income Series	-	-	347,636	-	-	-	-	-	347,636

North Carolina Tax-Free Short-to-Medium Series	-	-	10,514	4,659	43,905	50,449	30,033	-	139,560

Tennessee Tax-Free Income Series	69,806	18,314	175,434	28,670	-	-	-	16,360	308,584

Tennessee Tax-Free Short-to-Medium Series	-	-	-	797	61,617	92,566	23,418	-	178,398

Intermediate Government Bond Series	-	-	117,848	2	64,307	21,144	-	-	203,301

During the year ended June 30, 2009, the following Funds utilized capital loss carryforwards as follows:

Amount
North Carolina Tax-Free Income Series	$114,445
North Carolina Tax-Free Short-to-Medium Series	11,095
Tennessee Tax-Free Short-to-Medium Series	6,847
Intermediate Government Bond Series	25,814

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.  The following Funds incurred and will elect to defer netcapital losses during the fiscal year 2009 as follows:

Post October Losses
Alabama Tax Free Income Series	$(67,936)
Mississippi Tax-Free Income Series	(13,133)
Tennessee Tax-Free Short-to-Medium Series	(202,397)

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2009

6.	Federal Income Taxes, continued:

At June 30, 2009, the effect of permanent book to tax differences (expiration of capital loss carryforwards) resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Losses	Capital
Kentucky Tax-Free Short-to-Medium Series	$312,672	$(312,672)
North Carolina Tax-Free Short-to-Medium Series	11,132	(11,132)
Tennessee Tax-Free Income Series	311,135	(311,135)
Tennessee Tax-Free Short-to-Medium Series	30,502	(30,502)
Intermediate Government Bond Series	21,059	(21,059)

The tax character of distributions paid for the years ended June 30, 2009 and 2008 were as follows:

	2009			2008
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$564,154	$-	$-	$494,363	$-	$23,016
Kentucky Tax-Free Income Series	30,399,605	-	1,239,797	28,081,655	-	9,603
Kentucky Tax-Free Short-to-Medium Series	1,797,615	-	-	1,875,479	-	-
Mississippi Tax-Free Income Series	193,916	-	-	192,571	607	-
North Carolina Tax-Free Income Series	2,450,110	-	-	2,282,515	-	-
North Carolina Tax-Free Short-to-Medium Series	345,549	-	-	346,156	-	-
Tennessee Tax-Free Income Series	3,453,113	-	-	3,671,801	-	-
Tennessee Tax-Free Short-to-Medium Series	283,471	-	-	305,801	-	-
Intermediate Government Bond Series	-	1,121,342	-	-	1,122,333	-

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2009

6.     Federal Income Taxes, continued:

At June 30, 2009, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:
Dupree Mutual Funds	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Net Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation) on Investments
Alabama Tax-Free Income Series	$ -	$ 42,833	$ -	$ (159,395)
Kentucky Tax-Free Income Series	-	3,039,580	1,345,282	9,809,460
Kentucky Tax-Free Short-to-Medium Series	-	49,398	-	1,588,860
Mississippi Tax-Free Income Series	-	15,717	-	(78,610)
North Carolina Tax-Free Income Series	-	17,223	-	(309,948)
North Carolina Tax-Free Short-to-Medium Series	-	9,265	-	242,535
Tennessee Tax-Free Income Series	-	417,601	-	(1,756,508)
Tennessee Tax-Free Short-to-Medium Series	-	6,043	-	188,508
Intermediate Government Bond Series	29,082	-	-	526,327

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be immaterial.

8.     Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit.  The principal amounts borrowed are due on demand. The agreement expires on September 30, 2009, but may be renewed annually.  Interest is payable based on the published prime rate of the bank.  Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

Through March 31, 2009, the Funds had a contractual agreement with the custodian whereby the bank would provide custodial services for $1.00 per year.  Through arrangements with the Funds’ custodian, credits realized as a result of unninvested cash balances were used to reduce each Fund’s expenses.  During the year, these credits reduced each of the Funds’ expenses by the amount shown on the Statements of Operation as “Custodian expense reduction.”  Effective April 1, 2009, the Funds entered into an agreement to compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedule of portfolio investments of investments, of Dupree Mutual Funds, comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series (collectively, the Funds), as of June 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the Dupree Mutual Funds at June 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
August 18, 2009

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
June 30, 2009

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director-ships Held by Trustee
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 78	President	Annual Term; 30 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 58	Compliance Officer	Annual Term; 5 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 46	Executive Vice President	Annual Term; 4 years of service	President, Dupree & Company, Inc. Attorney, Dinsmore & Shohl LLP (2001-2004)	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 48	Vice President, Secretary, Treasurer	Annual Term; 11 years of service as Vice President, 9 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 49	Assistant Secretary	Annual Term; 16 years of service	Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 69	Chairman, Trustee	Annual Term; 8 years of service as Chairman; 20 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	9	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 46	Trustee	One Year Term; 2 Years of Service	President, Secretary, Treasurer, Director Office Suites Plus (executive office space rental)	9	N/A
Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 72	Trustee	Annual Term; 13 years of service	Alexander Farms, farming	9	KY Historical Society Foundation, KY Natural Lands Trust, Bluegrass Conservancy

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
June 30, 2009

Trustee and officer information, continued:
Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director-ships Held by Trustee
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 65	Trustee	Annual Term; 7 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	N/A
J. William Howerton 3954 Primrose Place Paducah, KY 42001 Age: 77	Trustee	Annual Term; 9 years of service	Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator (through 2006), Arbitrator and Special Judge; Trustee for charitable organization and individuals.	9	KY Lottery Corporation (through 2008)
William S. Patterson 367 West Short Street Lexington, KY 40507 Age: 76	Trustee	Annual Term; 30 years of service	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding and farming)	9	N/A

As of June 30, 2009, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser.  Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge.  Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.  For the year ending June 30, 2009, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q.  The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614.  Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
June 30, 2009

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2009” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2009	Beginning Account Value January 1, 2009*	Ending Account Value June 30, 2009**	Expenses Paid During the Six Months Ended June 30, 2009
Alabama Tax-Free Income Series
Actual	.45%	$1,000.00	$1,027.65	$2.26
Hypothetical	.45	1,000.00	1,024.86	2.26
Kentucky Tax-Free Income Series
Actual	.58	1,000.00	1,023.02	2.91
Hypothetical	.58	1,000.00	1,024.86	2.92
Kentucky Tax-Free Short-to-Medium Series
Actual	.72	1,000.00	1,011.49	3.58
Hypothetical	.72	1,000.00	1,024.86	3.60
Mississippi Tax-Free Income Series
Actual	.45	1,000.00	1,025.76	2.26
Hypothetical	.45	1,000.00	1,024.86	2.26
North Carolina Tax-Free Income Series
Actual	.72	1,000.00	1,029.09	3.61
Hypothetical	.72	1,000.00	1,024.86	3.60

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
June 30, 2009

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized June 30, 2009	Beginning Account Value January 1, 2009*	Ending Account Value June 30, 2009**	Expenses Paid During the Six Months Ended June 30, 2009
North Carolina Tax-Free Short-to-Medium Series
Actual	.83%	$1,000.00	$1,015.56	$4.17
Hypothetical	.83	1,000.00	1,024.86	4.19
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,028.74	3.55
Hypothetical	.70	1,000.00	1,024.86	3.54
Tennessee Tax-Free Short-to-Medium Series
Actual	.82	1,000.00	1,013.03	4.01
Hypothetical	.82	1,000.00	1,024.86	4.13
Intermediate Government Bond Series
Actual	.47	1,000.00	1,001.44	2.35
Hypothetical	.47	1,000.00	1,024.86	2.38
*     The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [182/365] (to reflect one-half year period).

Item 2.  Code of Ethics:  The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions.  The full text of the Code of Ethics is attached hereto as Exhibit 12(a)(1).  The Code of Ethics was amended at a meeting of October 22, 2008 and May 5, 2009 of the Board of Trustees of the Registrant.  There have been no waivers from the Code of Ethics during the reporting period.  The Registrant’s Code of Ethics is posted on its web site.  A copy of the Code of Ethics will be provided to any person free of charge upon request by telephoning or writing the Registrant.

Item 3.  Audit Committee Financial Expert: Audit Committee Financial Expert:  The board does not have a financial expert serving on the audit committee.  The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4.  Principal Accountant Fees and Services:  This information is incorporated by reference in the registrant’s definitive proxy statement to be filed within 120 days after June 30, 2009.

Item 5.  Not applicable.

Item 6.  Included as part of item 1.

Item 7.  Not applicable

Item 8.  Not applicable.

Item 9.  Not applicable

Item 10.   There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11.  Controls and Procedures:
On August 27, 2009 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.  Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on August 27, 2009 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective.  There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the fourth quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)	(1) Code of Ethics

(b)	(2) Certifications

(c)	(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS
(Registrant)

By: /s/  Thomas P. Dupree, Sr.
Thomas P. Dupree, Sr, President
Date:  08/27/2009

By: /s/  Michelle M. Dragoo,
Vice President, Secretary, Treasurer
Date: 8/27/2009